UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03651
Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Flexible Income Fund CLASS A - FFSAX

Touchstone Flexible Income Fund CLASS C - FRACX

Touchstone Flexible Income Fund CLASS Y - MXIIX

Touchstone Flexible Income Fund INSTITUTIONAL CLASS - TFSLX

Touchstone Focused Fund CLASS A - TFOAX

Touchstone Focused Fund CLASS C - TFFCX

Touchstone Focused Fund CLASS Y - TFFYX

Touchstone Focused Fund INSTITUTIONAL CLASS - TFFIX

Touchstone Growth Opportunities Fund CLASS A - TGVFX

Touchstone Growth Opportunities Fund CLASS C - TGVCX

Touchstone Growth Opportunities Fund CLASS Y - TGVYX

Touchstone Growth Opportunities Fund INSTITUTIONAL CLASS - TGVVX

Touchstone Mid Cap Growth Fund CLASS A - TEGAX

Touchstone Mid Cap Growth Fund CLASS C - TOECX

Touchstone Mid Cap Growth Fund CLASS Y - TEGYX

Touchstone Mid Cap Growth Fund INSTITUTIONAL CLASS - TEGIX

Touchstone Mid Cap Growth Fund CLASS R6 - TFGRX

Touchstone Non-US Equity Fund CLASS A - TEQAX

Touchstone Non-US Equity Fund CLASS C - TEQCX

Touchstone Non-US Equity Fund CLASS Y - TIQIX

Touchstone Non-US Equity Fund INSTITUTIONAL CLASS - TROCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS A - TSMGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS C - TEGCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS Y - TSEMX

Touchstone Sands Capital Emerging Markets Growth Fund INSTITUTIONAL CLASS - TSEGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS R6 - TSRMX

Touchstone Strategic Income Fund CLASS A - TQPAX

Touchstone Strategic Income Fund CLASS C - TQPCX

Touchstone Strategic Income Fund CLASS Y - TQPYX

Touchstone Strategic Income Fund INSTITUTIONAL CLASS - TQPIX

Touchstone Flexible Income Fund
CLASS A | FFSAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.04%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Class A shares performance was 4.71% (excluding sales loads) for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	1.34%	4.15%	2.64%
Class A - excluding sales load	4.71%	4.58%	3.24%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Flexible Income Fund
CLASS C | FRACX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.79%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Class C shares performance was 3.92% (excluding sales loads) for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	2.92%	3.80%	2.62%
Class C - excluding sales load	3.92%	3.80%	2.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Flexible Income Fund
CLASS Y | MXIIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$81	0.79%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Class Y shares performance was 4.95% for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	4.95%	4.85%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Flexible Income Fund
INSTITUTIONAL CLASS | TFSLX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Institutional Class shares performance was 5.05% for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	5.05%	4.98%	3.61%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
CLASS A | TFOAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 6.77% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	1.44%	16.63%	9.96%
Class A - excluding sales load	6.77%	17.84%	10.61%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
CLASS C | TFFCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.92%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 5.97% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	4.97%	16.94%	9.95%
Class C - excluding sales load	5.97%	16.94%	9.95%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On July 29, 2024, the Fund’s Class C expense limitation was reduced to 1.89% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
CLASS Y | TFFYX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.87%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 7.08% for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	7.08%	18.18%	10.93%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
INSTITUTIONAL CLASS | TFFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.84%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 7.12% for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	7.12%	18.23%	11.00%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
CLASS A | TGVFX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.26%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class A shares performance was 3.26% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-1.91%	17.18%	11.70%
Class A - excluding sales load	3.26%	18.39%	12.37%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class A expense limitation was reduced to 0.99% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
CLASS C | TGVCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	2.01%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class C shares performance was 2.48% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	1.51%	17.49%	11.69%
Class C - excluding sales load	2.48%	17.49%	11.69%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class C expense limitation was reduced to 1.71% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
CLASS Y | TGVYX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	1.01%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class Y shares performance was 3.51% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	3.51%	18.68%	12.65%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class Y expense limitation was reduced to 0.66% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
INSTITUTIONAL CLASS | TGVVX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.91%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Institutional Class shares performance was 3.62% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	3.62%	18.80%	12.76%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Institutional Class expense limitation was reduced to 0.60% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS A | TEGAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.22%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class A shares performance was (4.65)% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-9.41%	11.60%	8.46%
Class A - excluding sales load	-4.65%	12.75%	9.11%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS C | TOECX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	2.06%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class C shares performance was (5.47)% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-6.38%	11.82%	8.42%
Class C - excluding sales load	-5.47%	11.82%	8.42%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion. Additionally, the Class C expense limitation was reduced to 1.99% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS Y | TEGYX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$97	0.99%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class Y shares performance was (4.45)% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	-4.45%	13.02%	9.37%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion. Additionally, the Class Y expense limitation was reduced to 0.97% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
INSTITUTIONAL CLASS | TEGIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.87%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Institutional Class shares performance was (4.34)% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	-4.34%	13.15%	9.47%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS R6 | TFGRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.78%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class R6 shares performance was (4.25)% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	-4.25%	13.25%	9.52%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
[1]	The inception date was February 10, 2020. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to February 10, 2020.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US Equity Fund
CLASS A | TEQAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.15%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Class A shares performance was 11.59% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.03%	13.62%	6.88%
Class A - excluding sales load	11.59%	14.80%	7.52%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US Equity Fund
CLASS C | TEQCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.93%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Class C shares performance was 10.76% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.76%	13.87%	6.82%
Class C - excluding sales load	10.76%	13.87%	6.82%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies. Additionally, on July 29, 2024 the Class C expense limitation was reduced to 1.92% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US Equity Fund
CLASS Y | TIQIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.90%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Class Y shares performance was 11.89% for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	11.89%	15.08%	7.79%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US Equity Fund
INSTITUTIONAL CLASS | TROCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.87%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Institutional Class shares performance was 11.94% for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	11.94%	15.08%	7.81%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%
[1]	The inception date was May 4, 2015. Performance information was calculated using the historical performance of Class Y shares for the periods prior to May 4, 2015.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies. Additionally, on July 29, 2024 the Institutional Class expense limitation was reduced to 0.87% and reduced again on March 1, 2025 to 0.86% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS A | TSMGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.52%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class A shares performance was 1.48% (excluding sales loads) for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A1	-3.62%	4.13%	2.93%
Class A - excluding sales load	1.48%	5.21%	3.47%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class A expense limitation was reduced to 1.43% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS C | TEGCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.24%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class C shares performance was 0.73% (excluding sales loads) for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C1	-0.27%	4.43%	2.70%
Class C - excluding sales load	0.73%	4.43%	2.70%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class C expense limitation was reduced to 2.13% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS Y | TSEMX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$123	1.22%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class Y shares performance was 1.79% for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	1.79%	5.54%	3.76%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class Y expense limitation was reduced to 1.21% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
INSTITUTIONAL CLASS | TSEGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.13%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Institutional Class shares performance was 1.85% for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	1.85%	5.62%	3.85%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Institutional Class expense limitation was reduced to 1.04% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS R6 | TSRMX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$110	1.09%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class R6 shares performance was 1.90% for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	1.90%	5.63%	3.80%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
[1]	The inception date was April 26, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to April 26, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class R6 expense limitation was reduced to 1.00% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Fund
CLASS A | TQPAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Class A shares performance was 7.05% (excluding sales loads) for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	3.41%	3.29%	2.56%
Class A - excluding sales load	7.05%	4.31%	3.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Fund
CLASS C | TQPCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Class C shares performance was 6.23% (excluding sales loads) for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	5.23%	3.60%	2.36%
Class C - excluding sales load	6.23%	3.60%	2.36%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Fund
CLASS Y | TQPYX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.75%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Class Y shares performance was 7.34% for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	7.34%	4.58%	3.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Fund
INSTITUTIONAL CLASS | TQPIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.65%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Institutional Class shares performance was 7.80% for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
Institutional Class	7.80%	2.14%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.52%
[1]	The inception date was July 19, 2021. The returns of the index listed above is based on the inception date of the Class.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-FFSAX-2503

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $163,190 and $142,100 for the fiscal years ended March 31, 2025 and March 31,2024, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $9,465 and $18,465 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. The fees for both 2025 and 2024 relate to out of scope audit procedures.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $74,012 and $60,712 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. The fees relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $21,945 and $12,084 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. The fees relate to the PFIC Analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,333,002 and $1,467,441 for each of the last two fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

March 31, 2025
Annual Financial Statements
Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US Equity Fund (formerly Touchstone Non-US ESG Equity Fund)
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Fund (formerly Touchstone Strategic Income Opportunities Fund)

Page
Portfolios of Investments:
Touchstone Flexible Income Fund	3-9
Touchstone Focused Fund	10
Touchstone Growth Opportunities Fund	11
Touchstone Mid Cap Growth Fund	12
Touchstone Non-US Equity Fund	13-14
Touchstone Sands Capital Emerging Markets Growth Fund	15-16
Touchstone Strategic Income Fund	17-20
Statements of Assets and Liabilities	21-22
Statements of Operations	23-24
Statements of Changes in Net Assets	26-27
Statements of Changes in Net Assets - Capital Stock Activity	28-31
Financial Highlights	32-38
Notes to Financial Statements	39-54
Report of Independent Registered Public Accounting Firm	55-56
Other Items (Unaudited)	57-61
This report identifies the Funds' investments on March 31, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Flexible Income Fund – March 31, 2025
Principal Amount		Market Value
	Corporate Bonds — 29.0%
	Financials — 12.0%
$ 9,688,000	Ally Financial, Inc., 6.646%, 1/17/40	$ 9,355,849
19,754,000	Ally Financial, Inc., Ser C, 4.700%(A)	16,991,393
6,075,000	Arch Capital Group Ltd., 3.635%, 6/30/50	4,396,269
11,002,000	Athene Holding Ltd., 3.950%, 5/25/51	7,844,289
24,232,000	Bank of America Corp., 1.197%, 10/24/26	23,770,545
8,570,000	Bank of America Corp., 1.734%, 7/22/27	8,257,881
31,971,000	Bank of America Corp., 5.080%, 1/20/27	32,080,112
4,794,000	Bank of America Corp., Ser DD, 6.300%(A)	4,849,826
4,667,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	4,642,633
3,032,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	2,206,563
9,089,000	Citigroup, Inc., 3.106%, 4/8/26	9,085,984
4,797,000	Citigroup, Inc., Ser DD, 7.000%(A)	4,975,157
6,767,000	Citigroup, Inc., Ser W, 4.000%(A)	6,661,513
6,022,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	4,425,160
11,000	Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	10,827
3,526,000	Goldman Sachs Group, Inc. (The), Ser Q, 7.379%(A)	3,542,950
13,799,000	Goldman Sachs Group, Inc. (The), Ser VAR, 1.093%, 12/9/26	13,465,408
10,000,000	JPMorgan Chase & Co., 1.578%, 4/22/27	9,694,561
13,112,000	Lincoln National Corp., Ser C, 9.250%(A)†	14,090,037
9,957,000	Morgan Stanley, 2.484%, 9/16/36	8,238,328
9,206,000	Nasdaq, Inc., 3.250%, 4/28/50	6,168,992
5,719,000	Regions Financial Corp., Ser D, 5.750%(A)	5,687,731
1,763,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	1,914,689
		202,356,697
	Utilities — 7.6%
6,312,000	American Electric Power Co., Inc., 3.250%, 3/1/50	4,108,007
5,170,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,155,747
13,938,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	14,414,599
6,529,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	6,862,338
11,202,000	Duke Energy Corp., 3.300%, 6/15/41	8,262,985
21,307,000	Edison International, Ser A, 5.375%(A)†	20,270,581
2,387,000	Nevada Power Co., 6.250%, 5/15/55	2,367,798
8,678,000	NextEra Energy Capital Holdings, Inc., 6.375%, 8/15/55	8,686,244
9,340,000	NextEra Energy Capital Holdings, Inc., 6.500%, 8/15/55	9,422,827
9,867,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	6,530,301
26,578,000	Sempra Energy, 4.875%(A)	26,298,349
17,409,000	Southern Co. (The), Ser 2025, 6.375%, 3/15/55	17,859,371
		128,239,147
	Energy — 3.7%
5,414,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	3,415,680
32,747,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	31,319,974
3,132,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	3,449,635
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,641,548
7,598,000	Kinder Morgan, Inc., 3.250%, 8/1/50	4,860,977
3,181,000	Occidental Petroleum Corp., 4.100%, 2/15/47	2,184,817
2,292,000	Occidental Petroleum Corp., 4.500%, 7/15/44	1,717,324
6,626,000	Valero Energy Corp., 3.650%, 12/1/51	4,457,314
9,883,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	6,734,606
		62,781,875
	Real Estate — 1.8%
6,101,000	American Tower Corp. REIT, 2.950%, 1/15/51	3,833,659
20,559,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	20,441,080
9,832,000	Simon Property Group LP REIT, 3.250%, 9/13/49	6,587,998
		30,862,737
	Information Technology — 1.3%
10,789,000	Micron Technology, Inc., 3.477%, 11/1/51	7,304,847
Principal Amount		Market Value
	Corporate Bonds — 29.0% (Continued)
	Information Technology — 1.3% (Continued)
$ 9,408,000	Oracle Corp., 3.600%, 4/1/40	$ 7,370,629
9,292,000	Oracle Corp., 3.850%, 4/1/60	6,346,827
		21,022,303
	Communication Services — 1.0%
5,171,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	3,402,992
8,912,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	6,151,703
10,938,000	Verizon Communications, Inc., 2.875%, 11/20/50	6,777,650
		16,332,345
	Materials — 0.4%
10,693,000	LYB International Finance III LLC, 3.625%, 4/1/51	7,133,553
	Health Care — 0.4%
11,118,000	Biogen, Inc., 3.150%, 5/1/50	6,983,624
	Industrials — 0.4%
9,780,000	RTX Corp., 3.030%, 3/15/52	6,201,284
	Consumer Discretionary — 0.3%
8,029,000	Starbucks Corp., 3.500%, 11/15/50	5,570,985
	Consumer Staples — 0.1%
3,368,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	2,150,748
	Total Corporate Bonds	$489,635,298
	Asset-Backed Securities — 18.5%
92,819,781	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	5,120,774
4,186,616	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class B, 144a, 5.827%, 5/17/32	4,238,979
7,326,578	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class C, 144a, 6.022%, 5/17/32	7,427,618
2,093,308	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	2,126,769
18,831,707	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class A2, 144a, 4.970%, 9/15/32	18,947,392
10,462,059	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class B, 144a, 5.117%, 9/15/32	10,504,979
6,486,477	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class C, 144a, 5.215%, 9/15/32	6,513,039
4,812,547	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	4,830,089
3,138,618	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	3,151,058
30,673,055	American Homes 4 Rent Trust, Ser 2015-SFR1, Class A, 144a, 3.467%, 4/17/52	30,607,099
5,000,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class C, 144a, 4.110%, 4/17/52	4,988,975
500,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class D, 144a, 4.407%, 4/17/52	498,840
9,333,896	American Homes 4 Rent Trust, Ser 2015-SFR1, Class E, 144a, 5.639%, 4/17/52	9,310,574
14,449,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class F, 144a, 5.885%, 4/17/52	14,410,229
3,500,000	AMSR Trust, Ser 2019-SFR1, Class B, 144a, 3.023%, 1/19/39	3,398,609
7,225,000	AMSR Trust, Ser 2019-SFR1, Class I, 144a, 8.976%, 1/19/39	7,363,670
2,970,000	AMSR Trust, Ser 2020-SFR2, Class D, 144a, 3.282%, 7/17/37	2,947,119
2,700,000	AMSR Trust, Ser 2020-SFR2, Class E1, 144a, 4.028%, 7/17/37	2,683,398

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 18.5% (Continued)
$ 7,775,000	AMSR Trust, Ser 2020-SFR2, Class F, 144a, 5.245%, 7/17/37	$ 7,746,086
3,000,000	AMSR Trust, Ser 2020-SFR2, Class G, 144a, 4.000%, 7/17/37	2,978,768
17,900,910	AMSR Trust, Ser 2020-SFR2, Class I, 144a, 5.250%, 7/17/37	17,810,985
450,000	AMSR Trust, Ser 2020-SFR3, Class E2, 144a, 2.756%, 9/17/37	443,758
8,500,000	AMSR Trust, Ser 2020-SFR3, Class I, 144a, 7.379%, 9/17/37	8,489,625
1,000,000	AMSR Trust, Ser 2020-SFR4, Class F, 144a, 2.856%, 11/17/37	983,398
7,657,000	AMSR Trust, Ser 2020-SFR4, Class G2, 144a, 4.870%, 11/17/37	7,597,699
2,600,000	AMSR Trust, Ser 2020-SFR5, Class G, 144a, 4.112%, 11/17/37	2,570,336
10,565,497	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 5.440%, 12/26/31(B)	10,595,995
1,689,478	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 5.640%, 12/26/31(B)	1,693,480
1,063,746	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 5.840%, 12/26/31(B)	1,066,834
469,300	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class D, 144a, (SOFR30A + 2.050%), 6.390%, 12/26/31(B)	473,391
938,599	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class E, 144a, (SOFR30A + 3.600%), 7.940%, 12/26/31(B)	947,583
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 11/25/31	9,256,930
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 1/26/32	9,352,800
18,986	First Investors Auto Owner Trust, Ser 2021-1A, Class C, 144a, 1.170%, 3/15/27	18,957
10,540,000	FirstKey Homes Trust, Ser 2020-SFR1, Class B, 144a, 1.740%, 8/17/37	10,393,449
1,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class E, 144a, 2.791%, 8/17/37	986,849
3,050,000	FirstKey Homes Trust, Ser 2020-SFR1, Class F1, 144a, 3.638%, 8/17/37	3,016,412
1,060,000	FirstKey Homes Trust, Ser 2020-SFR1, Class F2, 144a, 4.284%, 8/17/37	1,050,660
5,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class G, 144a, 4.781%, 8/17/37	4,962,784
7,425,000	FirstKey Homes Trust, Ser 2020-SFR2, Class B, 144a, 1.567%, 10/19/37	7,274,175
7,400,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	7,248,455
1,230,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F1, 144a, 3.017%, 10/19/37	1,209,236
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F3, 144a, 3.366%, 10/19/37	294,941
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G1, 144a, 4.000%, 10/19/37	295,595
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G2, 144a, 4.500%, 10/19/37	296,234
1,279,702	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,218,696
2,000,000	JPMorgan Chase Bank NA - CACLN, Ser 2021-3, Class F, 144a, 3.694%, 2/26/29	1,994,986
Principal Amount		Market Value
	Asset-Backed Securities — 18.5% (Continued)
$ 79,536	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	$ 79,965
1,284,641	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (TSFR3M + 1.062%), 5.355%, 7/20/29(B)	1,284,630
5,080,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 6.305%, 7/20/29(B)	5,080,706
4,275,263	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 5.364%, 10/15/29(B)	4,272,151
787,614	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A1, 144a, (TSFR3M + 1.270%), 5.572%, 10/15/30(B)	787,825
5,350,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A2, 144a, (TSFR3M + 1.900%), 6.202%, 10/15/30(B)	5,357,913
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	950,479
3,093,731	Progress Residential, Ser 2021-SFR4, Class A, 144a, 1.558%, 5/17/38	3,025,066
5,430,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	5,280,152
351,000	Progress Residential Trust, Ser 2021-SFR2, Class H, 144a, 4.998%, 4/19/38	349,302
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,807,740
3,343,556	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,233,910
8,388,701	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59	8,366,854
9,075,637	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	9,191,315
	Total Asset-Backed Securities	$312,406,315
	Non-Agency Collateralized Mortgage Obligations — 14.5%
70,369	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	64,987
2,010,506	Agate Bay Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.617%, 3/25/45(B)(C)	1,862,675
46,330	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	38,572
2,034,693	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.397%, 4/25/49(B)(C)	1,890,963
15,019,673	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 5.540%, 2/25/50(B)	14,632,765
2,031,920	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.350%), 5.690%, 2/25/50(B)	1,969,771
614,465	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(B)(C)	574,614
614,481	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	576,863
8,352,068	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 10/25/49(B)(C)	6,937,936
16,000,000	Connecticut Avenue Securities Trust, Ser 2020-SBT1, Class 2B1, 144a, (SOFR30A + 6.714%), 11.054%, 2/25/40(B)	17,022,090
3,535,822	Connecticut Avenue Securities Trust, Ser 2022-R01, Class 1M1, 144a, (SOFR30A + 1.000%), 5.340%, 12/25/41(B)	3,529,210
535,081	CSMC Trust, Ser 2013-6, Class 2A1, 144a, 3.500%, 8/25/43(B)(C)	491,311

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 14.5% (Continued)
$ 703,577	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	$ 619,857
2,269,604	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	2,049,921
1,205,879	CSMC Trust, Ser 2014-IVR3, Class B4, 144a, 3.998%, 7/25/44(B)(C)	1,080,612
3,164,064	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(B)(C)	2,880,998
610,333	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	560,814
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.510%, 3/25/43(B)(C)	1,584,650
5,700,114	Fannie Mae Connecticut Avenue Securities, Ser 2016-C02, Class 1B, (SOFR30A + 12.364%), 16.704%, 9/25/28(B)	6,246,879
4,733,831	Fannie Mae Connecticut Avenue Securities, Ser 2016-C04, Class 1B, (SOFR30A + 10.364%), 14.704%, 1/25/29(B)	5,188,730
1,054,007	Fannie Mae Connecticut Avenue Securities, Ser 2021-R02, Class 2M1, 144a, (SOFR30A + 0.900%), 5.240%, 11/25/41(B)	1,053,353
6,881,535	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	6,225,855
8,679,114	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	7,770,150
6,339,393	Flagstar Mortgage Trust, Ser 2018-3INV, Class A9, 144a, 4.000%, 5/25/48(B)(C)	5,864,597
1,516,923	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,492,242
1,050,507	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	1,043,963
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,433,143
6,446,479	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	6,260,620
4,666,438	Freddie Mac STACR Debt Notes, Ser 2015-DNA1, Class B, (SOFR30A + 9.314%), 13.654%, 10/25/27(B)	4,691,110
2,653,837	Freddie Mac STACR Debt Notes, Ser 2015-DNA2, Class B, (SOFR30A + 7.664%), 12.004%, 12/25/27(B)	2,681,614
3,048,643	Freddie Mac STACR Debt Notes, Ser 2015-DNA3, Class B, (SOFR30A + 9.464%), 13.804%, 4/25/28(B)	3,171,982
1,501,962	Freddie Mac STACR Debt Notes, Ser 2015-HQ2, Class B, (SOFR30A + 8.064%), 12.404%, 5/25/25(B)	1,515,002
922,772	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 6.804%, 4/25/30(B)	939,369
4,695,255	Freddie Mac STACR REMIC Trust, Ser 2021-DNA7, Class M1, 144a, (SOFR30A + 0.850%), 5.190%, 11/25/41(B)	4,689,071
1,817,249	Freddie Mac STACR REMIC Trust, Ser 2022-DNA2, Class M1A, 144a, (SOFR30A + 1.300%), 5.640%, 2/25/42(B)	1,817,795
2,613,237	Galton Funding Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.950%, 7/25/56(B)(C)	2,452,973
2,564,309	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(B)(C)	2,276,498
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 14.5% (Continued)
$ 1,646,533	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ4, Class A2, 144a, 3.000%, 1/25/51(B)(C)	$ 1,421,392
6,087,029	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	5,238,683
143,627	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 6.218%, 7/25/44(B)(C)	142,082
2,981,500	JP Morgan Mortgage Trust, Ser 2014-IVR6, Class B4, 144a, 5.718%, 7/25/44(B)(C)	2,999,024
1,657,697	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,506,349
1,156,775	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A13, 144a, 3.500%, 8/25/47(B)(C)	1,035,407
2,206,096	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	1,969,198
2,439,405	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	2,195,793
2,047,142	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(B)(C)	1,831,021
1,019,095	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	902,043
3,662,335	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.717%, 10/25/48(B)(C)	3,289,960
2,395,127	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(B)(C)	2,155,309
366,911	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	333,377
652,617	JP Morgan Mortgage Trust, Ser 2019-INV2, Class B2A, 144a, 3.462%, 2/25/50(B)(C)	575,836
1,892,803	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,699,146
272,735	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	237,146
306,931	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	261,828
820,876	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	708,726
13,938,519	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	11,996,554
983,345	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 4.002%, 11/25/50(B)(C)	892,390
1,369,562	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 4.002%, 11/25/50(B)(C)	1,199,337
292,604	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	280,429
1,286,865	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.300%), 5.640%, 3/25/51(B)	1,256,598
6,831,906	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.550%), 5.890%, 3/25/51(B)	6,679,667
3,205,505	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M3, 144a, (SOFR30A + 1.800%), 6.140%, 3/25/51(B)	3,153,829
3,199	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.475%, 12/25/32(B)	3,198
50,960	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.808%, 9/25/34(B)(C)	50,407
1,273,696	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.207%, 5/28/52(B)(C)	1,260,162
9,711	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	8,489

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 14.5% (Continued)
$ 15,093,646	Redwood Funding Trust, Ser 2024-1, Class A, 144a, 7.745%, 12/25/54	$ 15,082,045
1,162,297	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 5.184%, 5/20/34(B)	1,193,093
623,760	Sequoia Mortgage Trust, Ser 2015-2, Class A13, 144a, 3.500%, 5/25/45(B)(C)	570,525
1,294,518	Sequoia Mortgage Trust, Ser 2015-3, Class B1, 144a, 3.730%, 7/25/45(B)(C)	1,261,537
1,487,902	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.786%, 8/25/47(B)(C)	1,387,270
1,484,995	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.718%, 9/25/47(B)(C)	1,388,705
1,530,845	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(B)(C)	1,425,359
3,561,026	Sequoia Mortgage Trust, Ser 2018-2, Class B1, 144a, 3.742%, 2/25/48(B)(C)	3,313,293
2,489,066	Sequoia Mortgage Trust, Ser 2018-2, Class B2, 144a, 3.742%, 2/25/48(B)(C)	2,301,980
1,406,302	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	1,275,566
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.164%, 7/25/48(B)(C)	1,751,042
421,159	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	364,490
7,181,089	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-3, Class A1, 144a, 3.000%, 6/25/50(B)(C)	6,103,926
11,314,930	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 7.490%, 7/25/59(B)	11,757,586
581,277	WinWater Mortgage Loan Trust, Ser 2014-1, Class A9, 144a, 3.500%, 6/20/44(B)(C)	548,394
	Total Non-Agency Collateralized Mortgage Obligations	$244,191,746
	Agency Collateralized Mortgage Obligations — 12.4%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.242%, 6/25/29(B)(C)(D)	236,504
56,136,067	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.574%, 4/25/30(B)(C)(D)	3,580,156
35,496,371	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.655%, 4/25/30(B)(C)(D)	2,326,258
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.386%, 6/25/48(B)(C)(D)	973,836
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.850%, 4/25/30(B)(C)(D)	2,305,878
35,117,877	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.568%, 5/25/30(B)(C)(D)	2,306,974
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.178%, 4/25/48(B)(C)(D)	2,672,962
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.798%, 5/25/30(B)(C)(D)	2,874,663
114,330,832	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.431%, 5/25/30(B)(C)(D)	6,855,791
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.4% (Continued)
$ 15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.005%, 7/25/48(B)(C)(D)	$ 2,004,032
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.666%, 5/25/30(B)(C)(D)	797,100
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.583%, 6/25/30(B)(C)(D)	770,643
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.735%, 8/25/48(B)(C)(D)	2,261,078
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.956%, 9/25/48(B)(C)(D)	2,768,834
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.019%, 9/25/47(B)(C)(D)	3,419,965
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.431%, 9/25/30(B)(C)(D)	2,674,533
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.692%, 10/25/48(B)(C)(D)	2,887,970
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.728%, 9/25/48(B)(C)(D)	620,447
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.741%, 11/25/48(B)(C)(D)	1,421,174
148,081,433	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X1, 1.018%, 10/25/30(B)(C)(D)	6,602,255
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(B)(C)(D)	2,053,250
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.630%, 1/25/49(B)(C)(D)	1,156,274
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.627%, 2/25/49(B)(C)(D)	911,715
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.620%, 2/25/49(B)(C)(D)	1,132,361
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.652%, 2/25/49(B)(C)(D)	2,044,514
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.651%, 3/25/49(B)(C)(D)	4,753,333
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.781%, 4/25/31(B)(C)(D)	2,412,008
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.097%, 8/25/48(B)(C)(D)	1,647,126
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.215%, 7/25/31(B)(C)(D)	2,744,924
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(B)(C)(D)	1,546,260

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.4% (Continued)
$ 29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.887%, 8/25/31(B)(C)(D)	$ 4,323,216
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.660%, 10/25/49(B)(C)(D)	1,294,523
218,159,132	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.395%, 12/25/31(B)(C)(D)	4,134,530
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.825%, 12/25/31(B)(C)(D)	3,101,889
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.567%, 12/25/31(B)(C)(D)	3,049,462
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.878%, 1/25/49(B)(C)(D)	3,103,990
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.035%, 2/25/49(B)(C)(D)	5,109,584
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.766%, 2/25/32(B)(C)(D)	4,345,953
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 2.945%, 3/25/49(B)(C)(D)	4,915,318
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.140%, 4/25/50(B)(C)(D)	1,788,205
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.679%, 3/25/38(B)(C)(D)	1,532,489
19,923,774	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.508%, 5/25/35(B)(C)(D)	2,184,538
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.457%, 10/25/38(B)(C)(D)	4,634,591
37,027,115	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.323%, 7/25/35(B)(C)(D)	3,525,359
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.284%, 8/25/38(B)(C)(D)	12,473,830
116,240,991	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X1, 0.591%, 12/25/35(B)(C)(D)	5,067,049
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(B)(C)(D)	2,342,432
57,362,494	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.471%, 2/25/36(B)(C)(D)	2,017,972
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.093%, 4/25/39(B)(C)(D)	1,165,240
53,521,766	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.979%, 8/25/36(B)(C)(D)	4,115,176
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 0.905%, 9/25/34(B)(C)(D)	3,322,664
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.4% (Continued)
$129,088,841	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.690%, 12/25/28(B)(C)(D)	$ 3,083,545
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.799%, 11/25/48(B)(C)(D)	872,069
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.449%, 3/25/49(B)(C)(D)	971,933
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.594%, 4/25/28(B)(C)(D)	1,135,346
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.954%, 6/25/49(B)(C)(D)	770,461
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.967%, 8/25/49(B)(C)(D)	3,211,339
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.667%, 9/25/49(B)(C)(D)	3,854,565
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.004%, 9/25/28(B)(C)(D)	4,390,652
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.578%, 10/25/28(B)(C)(D)	2,794,588
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.548%, 12/25/49(B)(C)(D)	4,144,922
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 4.845%, 3/25/56(B)(C)(D)	3,969,418
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.644%, 2/25/31(B)(C)(D)	1,354,609
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.554%, 10/25/61(B)(C)(D)	8,760,679
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.174%, 11/25/56(B)(C)(D)	1,706,301
28,336,347	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.071%, 7/25/40(B)(C)(D)	1,149,932
69,936,107	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.026%, 10/25/40(B)(C)(D)	2,791,598
31,897,168	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.053%, 10/25/40(B)(C)(D)	837,077
47,070,270	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.862%, 1/25/41(B)(C)(D)	1,100,592
25,327,558	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.469%, 1/25/41(B)(C)(D)	478,769
65,202,264	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.377%, 3/25/41(B)(C)(D)	1,386,865
74,443,659	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.631%, 4/25/41(B)(C)(D)	2,046,553
77,836,793	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.706%, 5/25/41(B)(C)(D)	2,012,696
115,067,968	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.035%, 11/25/41(B)(C)(D)	1,340,714
125,160,544	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.294%, 3/25/41(B)(C)(D)	2,357,199

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.4% (Continued)
$ 59,530,231	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.573%, 6/25/41(B)(C)(D)	$ 1,287,085
3,441,728	GNMA, Ser 2012-147, Class IO, 0.535%, 4/16/54(B)(C)(D)	35,319
8,731,576	GNMA, Ser 2016-110, Class IO, 0.897%, 5/16/58(B)(C)(D)	371,217
17,669,370	GNMA, Ser 2016-158, Class IO, 0.746%, 6/16/58(B)(C)(D)	632,185
10,012,375	GNMA, Ser 2016-52, Class IO, 0.740%, 3/16/58(B)(C)(D)	367,448
11,278,719	GNMA, Ser 2017-76, Class IO, 0.772%, 12/16/56(B)(C)(D)	536,754
14,462,718	GNMA, Ser 2017-94, Class IO, 0.589%, 2/16/59(B)(C)(D)	508,554
	Total Agency Collateralized Mortgage Obligations	$208,571,812
	U.S. Treasury Obligations — 12.1%
48,011,000	U.S. Treasury Bond, 1.250%, 5/15/50	23,701,681
48,011,000	U.S. Treasury Bond, 1.375%, 8/15/50	24,322,447
64,077,000	U.S. Treasury Bond, 1.625%, 11/15/50	34,676,671
131,472,000	U.S. Treasury Bond, 4.125%, 8/15/53	120,543,390
	Total U.S. Treasury Obligations	$203,244,189
Shares
	Preferred Stocks — 3.8%
	Financials — 3.3%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 9.675%(A)	1,686,703
587,235	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	14,833,556
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,835,868
438,461	Annaly Capital Management, Inc. REIT, Ser I, 9.538%(A)	11,193,909
53,695	Carlyle Finance LLC, 4.625%, 5/15/61(A)	934,293
299,008	Lincoln National Corp., Ser D, 9.000%(A)	7,953,613
186,953	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	4,808,431
3,267	Reinsurance Group of America, Inc., 5.750%, 6/15/56(A)	80,401
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	7,003,500
192,373	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	4,232,206
		56,562,480
	Utilities — 0.3%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,589,478
	Energy — 0.2%
87,656	Enbridge, Inc. (Canada), Ser 5, 6.683%(A)	2,087,966
31,680	Enbridge, Inc. (Canada), Ser L, 5.858%(A)	730,224
		2,818,190
	Total Preferred Stocks	$64,970,148
	Exchange-Traded Funds — 2.1%
34,500	First Trust TCW Opportunistic Fixed Income ETF†	1,512,480
60,000	First Trust TCW Unconstrained Plus Bond ETF	1,485,000
90,000	Invesco Senior Loan ETF	1,863,000
141,429	iShares 0-5 Year High Yield Corporate Bond ETF	6,013,561
144	PIMCO Enhanced Short Maturity Active ETF	14,489
36,000	SPDR Blackstone Senior Loan ETF	1,480,680
45,568	Vanguard Long-Term Corporate Bond ETF	3,459,067
396,982	Vanguard Ultra Short Bond ETF	19,791,538
	Total Exchange-Traded Funds	$35,619,815
Principal Amount		MarketValue
Commercial Mortgage-Backed Securities — 0.1%
$ 28,336,512	BANK, Ser 2020-BN26, Class XA, 1.196%, 3/15/63(B)(C)(D)	$ 1,255,551
Number of Contracts		Notional Amount
	Purchased Options — 0.2%
	Purchased Call Options — 0.2%
10,000	iShares 20+ Year Treasury Bond ETF, Strike @89.00, Exp 05/25	$1,000,000	2,650,000
	Total Purchased Options		$2,650,000
Shares
	Short-Term Investment Funds — 6.6%
94,477,327	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	94,477,327
16,213,515	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	16,213,515
	Total Short-Term Investment Funds	$110,690,842
	Total Investment Securities—99.3% (Cost $1,691,289,011)	$1,673,235,716
	Other Assets in Excess of Liabilities — 0.7%	12,275,269
	Net Assets — 100.0%	$1,685,510,985
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $15,779,178.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
SPDR – Standard & Poor's Depositary Receipt
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $546,884,800 or 32.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Flexible Income Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$489,635,298	$—	$489,635,298
Asset-Backed Securities	—	312,406,315	—	312,406,315
Non-Agency Collateralized Mortgage Obligations	—	244,191,746	—	244,191,746
Agency Collateralized Mortgage Obligations	—	208,571,812	—	208,571,812
U.S. Treasury Obligations	—	203,244,189	—	203,244,189
Preferred Stocks	64,970,148	—	—	64,970,148
Exchange-Traded Funds	35,619,815	—	—	35,619,815
Commercial Mortgage-Backed Securities	—	1,255,551	—	1,255,551
Purchased Call Options
Equity contracts	2,650,000	—	—	2,650,000
Short-Term Investment Funds	110,690,842	—	—	110,690,842
Total	$213,930,805	$1,459,304,911	$—	$1,673,235,716
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – March 31, 2025
Shares		Market Value
	Common Stocks — 99.0%
	Information Technology — 27.5%
364,282	Apple, Inc.	$ 80,917,961
77,233	Applied Materials, Inc.	11,208,053
271,026	Microsoft Corp.	101,740,450
318,569	NVIDIA Corp.	34,526,508
204,289	Oracle Corp.	28,561,645
113,560	Salesforce, Inc.	30,474,961
104,887	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	17,411,242
114,131	Texas Instruments, Inc.	20,509,341
67,768	Workday, Inc. - Class A*	15,825,861
		341,176,022
	Financials — 14.6%
748,902	Bank of America Corp.	31,251,681
50,196	Berkshire Hathaway, Inc. - Class B*	26,733,386
297,862	Charles Schwab Corp. (The)	23,316,637
48,853	Goldman Sachs Group, Inc. (The)	26,687,905
37,000	LPL Financial Holdings, Inc.	12,104,180
13,854	Markel Group, Inc.*	25,901,577
100,160	Visa, Inc. - Class A	35,102,074
		181,097,440
	Communication Services — 14.3%
422,311	Alphabet, Inc. - Class C	65,977,648
415,250	Comcast Corp. - Class A	15,322,725
143,175	Meta Platforms, Inc. - Class A	82,520,343
14,308	Netflix, Inc.*	13,342,639
		177,163,355
	Health Care — 13.5%
93,543	Becton Dickinson & Co.	21,426,959
129,243	BioMarin Pharmaceutical, Inc.*	9,136,188
317,839	Bristol-Myers Squibb Co.	19,385,001
82,952	HCA Healthcare, Inc.	28,664,064
155,410	Johnson & Johnson	25,773,194
299,617	Medtronic PLC	26,923,584
67,427	UnitedHealth Group, Inc.	35,314,891
		166,623,881
	Consumer Discretionary — 10.3%
155,984	Airbnb, Inc. - Class A*	18,633,849
55,878	Alibaba Group Holding Ltd. (China) ADR	7,388,748
315,140	Amazon.com, Inc.*	59,958,536
206,190	Choice Hotels International, Inc.†	27,377,908
92,657	Floor & Decor Holdings, Inc. - Class A*	7,456,109
190,459	Frontdoor, Inc.*	7,317,435
		128,132,585
	Industrials — 6.6%
123,760	Boeing Co. (The)*	21,107,268
33,977	Hubbell, Inc.	11,243,329
121,758	RTX Corp.	16,128,065
198,319	SS&C Technologies Holdings, Inc.	16,565,586
122,445	Stanley Black & Decker, Inc.	9,413,571
95,685	Uber Technologies, Inc.*	6,971,609
		81,429,428
Shares		Market Value
	Common Stocks — 99.0% (Continued)
	Consumer Staples — 6.1%
277,274	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 25,312,343
271,390	Monster Beverage Corp.*	15,881,743
219,156	Philip Morris International, Inc.	34,786,632
		75,980,718
	Energy — 2.4%
251,542	Exxon Mobil Corp.	29,915,890
	Materials — 2.3%
227,014	DuPont de Nemours, Inc.	16,953,406
140,564	International Flavors & Fragrances, Inc.	10,909,172
		27,862,578
	Real Estate — 1.4%
70,700	Jones Lang LaSalle, Inc.*	17,527,237
	Total Common Stocks	$1,226,909,134
	Short-Term Investment Funds — 3.2%
14,195,266	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	14,195,266
26,284,618	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	26,284,618
	Total Short-Term Investment Funds	$40,479,884
	Total Investment Securities—102.2% (Cost $619,693,834)	$1,267,389,018
	Liabilities in Excess of Other Assets — (2.2%)	(27,707,327)
	Net Assets — 100.0%	$1,239,681,691
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $25,998,191.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,226,909,134	$—	$—	$1,226,909,134
Short-Term Investment Funds	40,479,884	—	—	40,479,884
Total	$1,267,389,018	$—	$—	$1,267,389,018
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – March 31, 2025
Shares		Market Value
	Common Stocks — 95.8%
	Information Technology — 41.4%
50,005	Apple, Inc.	$ 11,107,611
17,490	Arista Networks, Inc.*	1,355,125
21,625	Broadcom, Inc.	3,620,674
16,070	Celestica, Inc. (Canada)*	1,266,477
13,255	Check Point Software Technologies Ltd. (Israel)*	3,021,080
31,561	Microsoft Corp.	11,847,684
10,615	Monday.com Ltd.*	2,581,143
123,361	NVIDIA Corp.	13,369,865
13,466	Oracle Corp.	1,882,681
12,101	Salesforce, Inc.	3,247,424
3,873	ServiceNow, Inc.*	3,083,450
16,804	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	2,789,464
		59,172,678
	Communication Services — 14.9%
64,358	Alphabet, Inc. - Class A	9,952,321
12,698	Meta Platforms, Inc. - Class A	7,318,620
4,319	Netflix, Inc.*	4,027,597
		21,298,538
	Health Care — 11.4%
33,323	Ascendis Pharma A/S (Denmark) ADR*	5,193,723
26,821	DexCom, Inc.*	1,831,606
2,922	Eli Lilly & Co.	2,413,309
8,114	ICON PLC*	1,419,869
53,975	Legend Biotech Corp. ADR*	1,831,372
6,954	UnitedHealth Group, Inc.	3,642,157
		16,332,036
	Consumer Discretionary — 10.6%
56,957	Amazon.com, Inc.*	10,836,639
23,600	Birkenstock Holding PLC (Germany)*	1,082,060
45,547	DraftKings, Inc. - Class A*	1,512,616
6,654	Tesla, Inc.*	1,724,450
		15,155,765
	Industrials — 8.4%
4,665	Axon Enterprise, Inc.*	2,453,557
12,197	JB Hunt Transport Services, Inc.	1,804,546
13,118	Regal Rexnord Corp.	1,493,484
1,972	TransDigm Group, Inc.	2,727,848
8,775	Union Pacific Corp.	2,073,006
19,293	Vertiv Holdings Co. - Class A	1,392,955
		11,945,396
Shares		Market Value
	Common Stocks — 95.8% (Continued)
	Financials — 7.1%
43,995	Bank of America Corp.	$ 1,835,911
101,681	Blue Owl Capital, Inc.	2,037,687
17,880	Visa, Inc. - Class A	6,266,225
		10,139,823
	Consumer Staples — 2.0%
3,083	Costco Wholesale Corp.	2,915,840
	Total Common Stocks	$136,960,076
	Short-Term Investment Fund — 4.3%
6,227,219	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	6,227,219
	Total Investment Securities—100.1% (Cost $90,499,582)	$143,187,295
	Liabilities in Excess of Other Assets — (0.1%)	(193,935)
	Net Assets — 100.0%	$142,993,360
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$136,960,076	$—	$—	$136,960,076
Short-Term Investment Fund	6,227,219	—	—	6,227,219
Total	$143,187,295	$—	$—	$143,187,295
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – March 31, 2025
Shares		Market Value
	Common Stocks — 98.9%
	Information Technology — 27.7%
98,937	AppLovin Corp. - Class A*	$ 26,215,337
148,616	Atlassian Corp. - Class A*	31,537,801
132,625	Coherent Corp.*	8,612,668
35,126	Crowdstrike Holdings, Inc. - Class A*	12,384,725
213,756	Datadog, Inc. - Class A*	21,206,733
15,365	Fair Isaac Corp.*	28,335,518
407,679	Flex Ltd.*	13,486,021
126,574	Globant SA (Argentina)*	14,900,291
52,092	HubSpot, Inc.*	29,759,639
100,442	MACOM Technology Solutions Holdings, Inc.*	10,082,368
64,694	Monday.com Ltd.*	15,730,993
111,259	MongoDB, Inc.*	19,514,829
630,527	Palantir Technologies, Inc. - Class A*	53,216,479
262,188	Pure Storage, Inc. - Class A*	11,607,063
377,031	Samsara, Inc. - Class A*	14,451,598
189,588	Teradyne, Inc.	15,659,969
293,275	Western Digital Corp.*	11,857,108
		338,559,140
	Industrials — 23.8%
124,177	AMETEK, Inc.	21,375,829
100,882	Axon Enterprise, Inc.*	53,058,888
324,817	Copart, Inc.*	18,381,394
550,528	CSX Corp.	16,202,039
192,742	Dayforce, Inc.*	11,242,641
63,300	GE Vernova, Inc.	19,324,224
254,054	Howmet Aerospace, Inc.	32,958,425
104,618	JB Hunt Transport Services, Inc.	15,478,233
71,650	Rockwell Automation, Inc.	18,512,927
26,186	TransDigm Group, Inc.	36,222,832
361,709	Vertiv Holdings Co. - Class A	26,115,390
114,063	Waste Connections, Inc.	22,263,957
		291,136,779
	Health Care — 16.9%
61,723	Alnylam Pharmaceuticals, Inc.*	16,666,444
263,283	Ascendis Pharma A/S (Denmark) ADR*	41,035,288
95,294	Cencora, Inc.	26,500,309
395,003	DexCom, Inc.*	26,974,755
211,198	GE HealthCare Technologies, Inc.	17,045,791
84,834	ICON PLC*	14,845,102
79,630	Insulet Corp.*	20,911,634
388,337	Legend Biotech Corp. ADR*	13,176,274
99,679	Masimo Corp.*	16,606,521
89,667	Natera, Inc.*	12,679,811
		206,441,929
	Financials — 13.4%
220,528	Ares Management Corp. - Class A	32,331,610
82,310	Arthur J Gallagher & Co.	28,416,704
94,726	Coinbase Global, Inc. - Class A*	16,314,659
76,532	LPL Financial Holdings, Inc.	25,036,679
47,507	MSCI, Inc.	26,865,209
2,194,396	NU Holdings Ltd. (Brazil) - Class A*	22,470,615
280,092	Robinhood Markets, Inc. - Class A*	11,657,429
		163,092,905
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Consumer Discretionary — 8.3%
90,950	Dick's Sporting Goods, Inc.	$ 18,331,882
742,160	DraftKings, Inc. - Class A*	24,647,133
82,636	Hilton Worldwide Holdings, Inc.	18,803,822
147,463	SharkNinja, Inc.*	12,299,889
385,698	Tapestry, Inc.	27,156,996
		101,239,722
	Communication Services — 3.3%
105,496	Live Nation Entertainment, Inc.*	13,775,667
25,530	Spotify Technology SA*	14,042,266
233,397	Trade Desk, Inc. (The) - Class A*	12,771,484
		40,589,417
	Materials — 1.6%
83,737	Vulcan Materials Co.	19,535,842
	Energy — 1.5%
116,049	Diamondback Energy, Inc.	18,553,914
	Utilities — 1.2%
123,036	Vistra Corp.	14,449,348
	Consumer Staples — 1.2%
173,250	McCormick & Co., Inc.	14,260,207
	Total Common Stocks	$1,207,859,203
	Short-Term Investment Fund — 1.2%
15,243,450	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	15,243,450
	Total Investment Securities—100.1% (Cost $1,015,567,405)	$1,223,102,653
	Liabilities in Excess of Other Assets — (0.1%)	(1,725,057)
	Net Assets — 100.0%	$1,221,377,596
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,207,859,203	$—	$—	$1,207,859,203
Short-Term Investment Fund	15,243,450	—	—	15,243,450
Total	$1,223,102,653	$—	$—	$1,223,102,653
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Non-US Equity Fund – March 31, 2025
Shares		Market Value
	Common Stocks — 96.1%
	Japan — 16.2%
	Communication Services — 3.5%
387,300	Nintendo Co. Ltd.	$ 26,327,764
	Consumer Discretionary — 4.7%
764,100	Denso Corp.	9,479,865
995,400	Sony Group Corp.	25,186,613
	Financials — 2.2%
1,220,600	Mitsubishi UFJ Financial Group, Inc.	16,641,439
	Industrials — 2.6%
836,600	Hitachi Ltd.	19,642,870
	Information Technology — 1.8%
99,500	Tokyo Electron Ltd.	13,644,693
	Materials — 1.4%
364,800	Shin-Etsu Chemical Co. Ltd.	10,409,630
	Total Japan	121,332,874
	United Kingdom — 12.1%
	Financials — 5.4%
21,121,265	Lloyds Banking Group PLC	19,809,981
138,438	London Stock Exchange Group PLC	20,561,818
	Health Care — 1.4%
144,743	AstraZeneca PLC ADR	10,638,611
	Industrials — 5.3%
535,194	RELX PLC	26,883,164
2,825,746	Rentokil Initial PLC	12,823,642
	Total United Kingdom	90,717,216
	France — 9.8%
	Energy — 1.7%
197,668	TotalEnergies SE ADR†	12,787,143
	Financials — 1.1%
100,048	BNP Paribas SA	8,361,948
	Industrials — 2.8%
207,372	Cie de Saint-Gobain SA	20,657,745
	Materials — 4.2%
166,122	Air Liquide SA	31,554,080
	Total France	73,360,916
	Sweden — 8.9%
	Financials — 5.9%
1,705,902	Svenska Handelsbanken AB - Class A†	19,279,276
1,074,379	Swedbank AB - Class A†	24,468,431
	Industrials — 3.0%
725,767	Atlas Copco AB - Class A	11,592,991
542,039	Epiroc AB - Class A	10,913,595
	Total Sweden	66,254,293
	Germany — 7.3%
	Communication Services — 2.2%
445,578	Deutsche Telekom AG	16,450,734
	Health Care — 1.7%
91,872	Merck KGaA	12,642,501
	Industrials — 2.0%
41,931	MTU Aero Engines AG	14,569,874
	Materials — 1.4%
62,637	Heidelberg Materials AG	10,797,217
	Total Germany	54,460,326
Shares		Market Value
	Common Stocks — 96.1% (Continued)
	Netherlands — 6.8%
	Energy — 3.5%
358,519	Shell PLC ADR	$ 26,272,272
	Financials — 1.1%
5,574	Adyen NV, 144a*	8,543,806
	Health Care — 0.9%
264,708	Koninklijke Philips NV	6,738,968
	Information Technology — 1.3%
14,528	ASML Holding NV	9,626,689
	Total Netherlands	51,181,735
	South Korea — 4.9%
	Communication Services — 3.1%
442,243	KT Corp. ADR†	7,832,124
463,372	KT Corp.	15,606,645
	Information Technology — 1.8%
334,712	Samsung Electronics Co. Ltd.	13,269,815
	Total South Korea	36,708,584
	Switzerland — 4.8%
	Health Care — 3.7%
17,015	Lonza Group AG	10,511,355
51,518	Roche Holding AG	16,955,997
	Industrials — 1.1%
155,955	ABB Ltd. ADR	8,131,494
	Total Switzerland	35,598,846
	China — 4.7%
	Communication Services — 3.5%
408,465	Tencent Holdings Ltd. ADR†	26,076,406
	Consumer Discretionary — 1.2%
66,680	Alibaba Group Holding Ltd. ADR	8,817,096
	Total China	34,893,502
	India — 4.0%
	Financials — 4.0%
949,648	ICICI Bank Ltd. ADR	29,932,905
	Singapore — 3.4%
	Financials — 3.4%
2,014,900	Oversea-Chinese Banking Corp. Ltd.	25,823,022
	Taiwan — 3.4%
	Information Technology — 3.4%
152,279	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,278,314
	Ireland — 3.4%
	Industrials — 3.4%
246,595	AerCap Holdings NV	25,194,611
	Hong Kong — 2.2%
	Financials — 2.2%
2,148,600	AIA Group Ltd.	16,264,630
	United States — 2.1%
	Industrials — 2.1%
67,175	Schneider Electric SE	15,507,039
	Canada — 1.2%
	Information Technology — 1.2%
95,352	Shopify, Inc. - Class A*	9,104,209

Touchstone Non-US Equity Fund (Continued)
Shares		Market Value
	Common Stocks — 96.1% (Continued)
	Denmark — 0.9%
	Health Care — 0.9%
102,017	Novo Nordisk A/S ADR†	$ 7,084,060
	Total Common Stocks	$718,697,082
	Short-Term Investment Funds — 11.2%
23,241,061	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	23,241,061
60,655,957	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	60,655,957
	Total Short-Term Investment Funds	$83,897,018
	Total Investment Securities — 107.3% (Cost $619,592,517)	$802,594,100
	Liabilities in Excess of Other Assets — (7.3)%	(54,430,306)
	Net Assets — 100.0%	$748,163,794
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $57,538,179.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $8,543,806 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$121,332,874	$—	$121,332,874
United Kingdom	10,638,611	80,078,605	—	90,717,216
France	12,787,143	60,573,773	—	73,360,916
Sweden	—	66,254,293	—	66,254,293
Germany	—	54,460,326	—	54,460,326
Netherlands	35,898,961	15,282,774	—	51,181,735
South Korea	7,832,124	28,876,460	—	36,708,584
Switzerland	8,131,494	27,467,352	—	35,598,846
China	34,893,502	—	—	34,893,502
India	29,932,905	—	—	29,932,905
Singapore	—	25,823,022	—	25,823,022
Taiwan	25,278,314	—	—	25,278,314
Ireland	25,194,611	—	—	25,194,611
Hong Kong	—	16,264,630	—	16,264,630
United States	—	15,507,039	—	15,507,039
Canada	9,104,209	—	—	9,104,209
Denmark	7,084,060	—	—	7,084,060
Short-Term Investment Funds	83,897,018	—	—	83,897,018
Total	$290,672,952	$511,921,148	$—	$802,594,100
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – March 31, 2025
Shares		Market Value
	Common Stocks — 98.4%
	India — 26.2%
	Consumer Discretionary — 3.2%
1,152,494	Titan Co. Ltd.	$ 41,129,700
7,121,238	Zomato Ltd.*	16,728,433
	Consumer Staples — 4.2%
456,650	Avenue Supermarts Ltd., 144a*	21,815,125
954,413	Britannia Industries Ltd.	54,989,579
	Energy — 2.6%
3,124,407	Reliance Industries Ltd.	46,451,593
	Financials — 12.3%
1,018,917	Bajaj Finance Ltd.	106,159,703
3,999,981	HDFC Bank Ltd.	85,264,451
4,049,679	HDFC Life Insurance Co. Ltd., 144a	32,365,066
	Health Care — 2.8%
645,438	Apollo Hospitals Enterprise Ltd.	49,849,519
	Real Estate — 1.1%
1,009,624	Phoenix Mills Ltd. (The)	19,411,099
	Total India	474,164,268
	China — 23.2%
	Communication Services — 6.8%
1,061,448	Kanzhun Ltd. ADR*	20,347,958
1,626,742	Tencent Holdings Ltd.	103,942,233
	Consumer Discretionary — 10.1%
5,862,723	ANTA Sports Products Ltd.	64,460,664
731,000	BYD Co. Ltd. Class H	37,015,302
971,898	H World Group Ltd. ADR	35,969,945
12,858,000	Haidilao International Holding Ltd., 144a	28,999,414
829,900	Meituan - Class B, 144a*	16,699,638
	Consumer Staples — 1.6%
5,136,767	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	28,779,275
	Health Care — 0.7%
3,058,042	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a†	12,180,479
	Industrials — 4.0%
1,039,494	Contemporary Amperex Technology Co. Ltd. - Class A	36,382,530
2,797,789	Full Truck Alliance Co. Ltd. ADR	35,727,766
	Total China	420,505,204
	Brazil — 12.7%
	Consumer Discretionary — 5.4%
50,328	MercadoLibre, Inc.*	98,183,385
	Consumer Staples — 1.4%
7,639,242	Raia Drogasil SA	25,622,776
	Financials — 2.9%
5,106,952	NU Holdings Ltd. - Class A*	52,295,189
	Industrials — 3.0%
4,787,620	Localiza Rent a Car SA	28,206,641
3,150,398	WEG SA	24,998,032
	Total Brazil	229,306,023
	Taiwan — 9.7%
	Information Technology — 9.7%
175,000	ASPEED Technology, Inc.	16,205,982
960,477	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	159,439,182
	Total Taiwan	175,645,164
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Singapore — 6.5%
	Communication Services — 5.2%
721,835	Sea Ltd. ADR*	$ 94,192,249
	Industrials — 1.3%
5,296,291	Grab Holdings Ltd. - Class A*	23,992,198
	Total Singapore	118,184,447
	Hong Kong — 3.2%
	Financials — 3.2%
7,755,931	AIA Group Ltd.	58,711,415
	Indonesia — 3.0%
	Financials — 3.0%
72,873,300	Bank Central Asia Tbk PT	37,404,773
67,878,600	Bank Rakyat Indonesia Persero Tbk PT	16,408,430
	Total Indonesia	53,813,203
	South Korea — 2.6%
	Consumer Discretionary — 2.3%
1,894,728	Coupang, Inc.*	41,551,385
	Information Technology — 0.3%
37,017	Samsung SDI Co. Ltd.	4,783,819
	Total South Korea	46,335,204
	Poland — 2.4%
	Consumer Staples — 2.4%
368,754	Dino Polska SA, 144a*	42,979,565
	Kazakhstan — 1.8%
	Financials — 1.8%
356,074	Kaspi.KZ JSC ADR	33,061,471
	Netherlands — 1.7%
	Information Technology — 1.7%
47,335	ASML Holding NV	31,365,591
	Argentina — 1.6%
	Information Technology — 1.6%
245,337	Globant SA*	28,881,072
	Saudi Arabia — 1.1%
	Financials — 1.1%
759,300	Al Rajhi Bank	20,611,416
	Mexico — 1.1%
	Consumer Staples — 1.1%
7,009,600	Wal-Mart de Mexico SAB de CV	19,376,631
	Philippines — 0.9%
	Industrials — 0.9%
2,764,500	International Container Terminal Services, Inc.	17,149,803
	Vietnam — 0.7%
	Information Technology — 0.7%
2,630,700	FPT Corp.	12,515,397
	Total Common Stocks	$1,782,605,874

Touchstone Sands Capital Emerging Markets Growth Fund (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.2%
34,082,145	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 34,082,145
5,746,787	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	5,746,787
	Total Short-Term Investment Funds	$39,828,932
	Total Investment Securities — 100.6% (Cost $1,403,015,825)	$1,822,434,806
	Liabilities in Excess of Other Assets — (0.6)%	(10,059,203)
	Net Assets — 100.0%	$1,812,375,603
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $5,376,186.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $155,039,287 or 8.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$41,226,224	$432,938,044	$—	$474,164,268
China	92,045,669	328,459,535	—	420,505,204
Brazil	229,306,023	—	—	229,306,023
Taiwan	159,439,182	16,205,982	—	175,645,164
Singapore	118,184,447	—	—	118,184,447
Hong Kong	—	58,711,415	—	58,711,415
Indonesia	37,404,773	16,408,430	—	53,813,203
South Korea	41,551,385	4,783,819	—	46,335,204
Poland	42,979,565	—	—	42,979,565
Kazakhstan	33,061,471	—	—	33,061,471
Netherlands	31,365,591	—	—	31,365,591
Argentina	28,881,072	—	—	28,881,072
Saudi Arabia	—	20,611,416	—	20,611,416
Mexico	19,376,631	—	—	19,376,631
Philippines	17,149,803	—	—	17,149,803
Vietnam	—	12,515,397	—	12,515,397
Short-Term Investment Funds	39,828,932	—	—	39,828,932
Total	$931,800,768	$890,634,038	$—	$1,822,434,806
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Fund – March 31, 2025
Principal Amount		Market Value
	Corporate Bonds — 43.7%
	Financials — 9.7%
$ 617,000	Allstate Corp. (The), Ser B, 7.523%, 8/15/53(A)	$ 617,723
1,539,000	American Express Co., 5.043%, 7/26/28	1,557,767
1,844,000	Ares Capital Corp., 5.875%, 3/1/29	1,870,537
1,886,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,723,267
2,596,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,247,196
699,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	619,735
946,000	Citigroup, Inc., Ser W, 4.000%(B)	931,253
1,321,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,355,301
1,129,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.155%, 2/15/27(A)	1,109,376
460,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	486,955
86,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	83,958
585,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	601,984
1,194,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.402%, 2/1/27(A)	1,170,540
603,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	612,298
1,449,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,578,270
1,884,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,774,392
618,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	611,486
2,186,000	Morgan Stanley, 2.484%, 9/16/36	1,808,676
615,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	623,256
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	1,299,093
1,744,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,689,137
2,255,000	State Street Corp., (TSFR3M + 1.262%), 5.561%, 6/15/47(A)	2,040,900
2,337,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.255%, 5/15/27(A)	2,306,143
		28,719,243
	Energy — 6.8%
790,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	824,088
685,789	Atlas Energy Note, 7.000%, 1/31/26(C)	685,789
1,420,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,247,023
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	668,126
1,516,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,465,751
395,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.570%, 11/1/66(A)	393,025
79,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	80,492
99,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	102,205
1,839,000	HF Sinclair Corp., 5.000%, 2/1/28	1,830,827
168,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	162,225
488,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	454,550
767,819	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	632,871
405,000	Mesquite Energy, Inc., 7.250%, 7/15/25	6,075
2,133,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,113,763
1,488,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,671,830
795,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	819,247
1,128,000	Ovintiv, Inc., 7.200%, 11/1/31	1,218,570
883,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	832,784
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	235,711
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	759,101
904,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 8.695%(A)(B)	902,023
Principal Amount		Market Value
	Corporate Bonds — 43.7% (Continued)
	Energy — 6.8% (Continued)
$ 426,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	$ 415,286
1,684,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,419,998
659,000	SM Energy Co., 144a, 7.000%, 8/1/32	646,464
592,000	Valaris Ltd., 144a, 8.375%, 4/30/30	592,011
		20,179,835
	Industrials — 6.0%
1,860,000	Amcor Flexibles North America, Inc., 144a, 5.100%, 3/17/30	1,873,161
501,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	467,639
2,256,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	1,618,699
1,873,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,871,808
950,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	941,331
618,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	635,267
607,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	591,066
139,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	138,573
1,159,000	Republic Services, Inc., 4.750%, 7/15/30	1,163,370
681,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	677,823
591,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	601,774
1,757,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	1,593,898
2,140,000	Timken Co. (The), 4.500%, 12/15/28	2,120,596
621,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	609,952
681,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	687,854
2,260,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	2,193,974
		17,786,785
	Consumer Discretionary — 5.6%
713,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	649,190
627,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	576,210
2,039,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	2,030,566
1,802,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	1,774,521
2,679,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,286,973
1,726,000	Mattel, Inc., 5.450%, 11/1/41	1,579,198
1,445,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,375,224
1,354,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	928,857
731,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	699,227
2,145,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	2,042,347
2,236,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	2,116,340
676,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	650,372
		16,709,025
	Utilities — 3.4%
1,112,000	Calpine Corp., 144a, 5.000%, 2/1/31	1,061,539
2,155,000	CMS Energy Corp., 4.750%, 6/1/50	2,026,487
1,522,000	Edison International, 4.125%, 3/15/28	1,462,169
1,210,000	Edison International, 7.875%, 6/15/54	1,155,746
1,215,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,104,618
800,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	826,593
1,716,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,681,470
868,824	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	852,526
		10,171,148

Touchstone Strategic Income Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 43.7% (Continued)
	Health Care — 2.4%
$ 995,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	$ 933,762
1,771,000	HCA, Inc., 5.450%, 4/1/31	1,796,413
338,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	337,541
940,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	903,141
1,539,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.855%, 7/15/26(A)	1,542,694
1,936,000	Viatris, Inc., 2.700%, 6/22/30	1,684,953
		7,198,504
	Information Technology — 2.2%
618,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	534,399
873,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	866,720
1,719,000	Marvell Technology, Inc., 5.750%, 2/15/29	1,769,792
1,746,000	Micron Technology, Inc., 2.703%, 4/15/32	1,487,342
772,000	Micron Technology, Inc., 6.750%, 11/1/29	827,413
1,086,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	1,073,818
		6,559,484
	Real Estate — 2.1%
728,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	689,936
1,172,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,099,974
2,724,000	Store Capital LLC REIT, 2.750%, 11/18/30	2,381,807
1,518,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,472,069
618,000	XHR LP REIT, 144a, 6.625%, 5/15/30	606,501
		6,250,287
	Consumer Staples — 2.0%
618,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	602,552
1,739,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,743,987
565,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	516,445
1,812,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,843,873
601,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	557,268
652,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	677,592
		5,941,717
	Communication Services — 1.8%
1,420,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,258,562
1,354,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	1,368,682
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	348,544
728,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	445,808
635,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	602,269
1,336,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,260,278
		5,284,143
	Materials — 1.7%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	855,410
618,000	Novelis, Inc., 144a, 6.875%, 1/30/30	627,377
1,853,000	Rio Tinto Finance USA PLC (Australia), (SOFRINDX + 0.840%), 5.198%, 3/14/28(A)	1,860,745
Principal Amount		Market Value
	Corporate Bonds — 43.7% (Continued)
	Materials — 1.7% (Continued)
$ 794,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	$ 785,275
790,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	811,409
		4,940,216
	Total Corporate Bonds	$129,740,387
	U.S. Treasury Obligations — 27.7%
6,185,000	U.S. Treasury Bond, 4.250%, 8/15/54	5,809,068
1,097,000	U.S. Treasury Bond, 4.500%, 11/15/54	1,075,403
12,465,000	U.S. Treasury Bond, 4.625%, 2/15/55	12,486,424
11,611,000	U.S. Treasury Bond, 4.750%, 11/15/43	11,818,274
2,720,000	U.S. Treasury Bond, 4.750%, 2/15/45	2,759,100
3,305,000	U.S. Treasury Note, 3.875%, 8/15/34	3,212,563
20,615,000	U.S. Treasury Note, 4.250%, 11/15/34	20,621,442
7,875,000	U.S. Treasury Note, 4.500%, 3/31/26	7,906,808
11,895,000	U.S. Treasury Note, 4.625%, 4/30/29	12,192,375
4,220,000	U.S. Treasury Note, 4.625%, 2/15/35	4,347,919
	Total U.S. Treasury Obligations	$82,229,376
	Asset-Backed Securities — 11.5%
2,522,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,357,132
2,100,000	Apex Credit CLO LLC (Cayman Islands), Ser 2020-2A, Class B, 144a, (TSFR3M + 2.962%), 7.264%, 4/17/33(A)	2,067,133
1,700,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 6.102%, 10/15/31(A)	1,700,835
1,492,500	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	1,530,985
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.952%, 10/15/30(A)	1,577,414
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.958%, 4/16/34(A)	1,588,701
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.558%, 4/16/34(A)	1,579,200
2,598,750	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,353,344
940,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	840,122
1,621,125	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,552,969
2,502,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,352,019
1,700,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.093%, 4/20/33(A)	1,700,447
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.093%, 10/20/30(A)	2,304,812
1,000,000	Octagon Investment Partners XVI Ltd. (Cayman Islands), Ser 2013-1A, Class BR, 144a, (TSFR3M + 1.862%), 6.164%, 7/17/30(A)	1,000,294
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,178,896
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 7.514%, 10/15/34(A)	2,251,856
2,233,775	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,263,155

Touchstone Strategic Income Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 11.5% (Continued)
$ 2,468,813	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	$ 2,457,579
1,640,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,498,511
	Total Asset-Backed Securities	$34,155,404
	Commercial Mortgage-Backed Securities — 5.9%
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(D)	868,503
2,325,000	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	2,239,609
21,002,722	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(D)(E)	743,811
2,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(D)	2,468,674
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,208,325
1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(D)	1,669,326
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(A)(D)	887,621
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(D)	460,045
905,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(D)	860,080
1,000,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 4.918%, 1/15/49(A)(D)	944,569
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,069,196
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	793,617
1,316,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	1,299,426
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	520,701
620,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	614,296
	Total Commercial Mortgage-Backed Securities	$17,647,799
	Non-Agency Collateralized Mortgage Obligations — 5.6%
1,401,345	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(D)	1,359,316
2,410,505	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(D)	2,136,695
1,164,722	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(D)	1,155,642
1,074,031	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(D)	947,340
1,036,584	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.481%, 5/25/49(A)(D)	978,226
2,542,567	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.570%, 12/25/50(A)(D)	2,175,628
1,232,605	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.002%, 11/25/50(A)(D)	1,075,733
2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.203%, 7/25/59(A)(D)	2,294,007
710,065	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(D)	597,063
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.761%, 11/25/60(A)(D)	2,124,844
2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.895%, 7/25/57(A)(D)	1,712,465
	Total Non-Agency Collateralized Mortgage Obligations	$16,556,959
Shares		MarketValue
	Common Stocks — 2.1%
	Information Technology — 0.4%
2,396	International Business Machines Corp.	$ 595,789
3,285	Texas Instruments, Inc.	590,315
		1,186,104
	Financials — 0.4%
14,115	Bank of America Corp.	589,019
1,072	Goldman Sachs Group, Inc. (The)	585,623
		1,174,642
	Industrials — 0.4%
4,427	RTX Corp.	586,400
7,619	Stanley Black & Decker, Inc.	585,749
		1,172,149
	Materials — 0.3%
39,560	Covia Equity*	725,253
44	HC Minerals LLC(C)*	161,307
		886,560
	Consumer Staples — 0.2%
3,792	Philip Morris International, Inc.	601,904
	Health Care — 0.2%
3,591	Johnson & Johnson	595,531
	Energy — 0.2%
4,983	Exxon Mobil Corp.	592,628
	Total Common Stocks	$6,209,518
Principal Amount
	Sovereign Government Obligations — 1.0%
$ 910,800	Argentine Republic Government International Bond, 0.750%, 7/9/30(A)(D)	660,330
897,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	857,756
32,400	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	30,409
477,896	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	368,339
326,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(D)	285,666
851,880	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	796,508
	Total Sovereign Government Obligations	$2,999,008
	Agency Collateralized Mortgage Obligations — 0.3%
22,216,856	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.144%, 6/25/40(A)(D)(E)	804,628
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229

Touchstone Strategic Income Fund (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 1.2%
3,580,632	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 3,580,632
	Total Investment Securities—99.0% (Cost $295,596,675)	$293,957,940
	Other Assets in Excess of Liabilities — 1.0%	3,100,859
	Net Assets — 100.0%	$297,058,799
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $116,158,557 or 39.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$129,054,598	$685,789	$129,740,387
U.S. Treasury Obligations	—	82,229,376	—	82,229,376
Asset-Backed Securities	—	34,155,404	—	34,155,404
Commercial Mortgage-Backed Securities	—	17,647,799	—	17,647,799
Non-Agency Collateralized Mortgage Obligations	—	16,556,959	—	16,556,959
Common Stocks	5,322,958	725,253	161,307	6,209,518
Sovereign Government Obligations	—	2,999,008	—	2,999,008
Agency Collateralized Mortgage Obligations	—	804,628	—	804,628
Rights	—	34,229	—	34,229
Short-Term Investment Fund	3,580,632	—	—	3,580,632
Other Financial Instruments
Futures
Interest rate contracts	337,114	—	—	337,114
Total	$9,240,704	$284,207,254	$847,096	$294,295,054
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, March 31, 2024	$846,788
Change in unrealized appreciation (depreciation)	308
Ending balance, March 31, 2025	$847,096
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2025	$308
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Atlas Energy Note	$685,789	Recent Transaction	N/A	N/A	N/A
HC Minerals LLC	$161,307	Discount Cash Flow	Discount Rate Growth Rates	15.90% (38.3%)-0%	Decrease Increase

Futures Contracts
At March 31, 2025, $423,125 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2025	136	$14,709,250	$48,511
10-Year U.S. Treasury Note	6/18/2025	135	15,014,531	288,603
				$337,114
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2025
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Assets
Investments, at cost	$1,691,289,011	$619,693,834	$90,499,582	$1,015,567,405	$619,592,517	$1,403,015,825	$295,596,675
Investments, at market value *	$1,673,235,716	$1,267,389,018	$143,187,295	$1,223,102,653	$802,594,100	$1,822,434,806	$293,957,940
Cash	16,158,697	—	—	726	18	1,494	1,220
Cash deposits held at prime broker (A)	49,463	—	—	—	—	—	423,125
Foreign currency †	—	—	—	—	367,180	9,306,375	171
Dividends and interest receivable	13,221,698	625,978	14,860	110,277	5,888,995	2,024,893	3,158,786
Receivable for capital shares sold	2,667,745	148,401	5,380	922,258	901,600	1,682,944	176,898
Receivable for investments sold	2,222,931	1,057,588	—	—	—	4,692,469	—
Receivable for securities lending income	10,891	6,021	—	—	11,726	30,696	—
Tax reclaim receivable	4,098	—	—	3,574	535,626	21,255	—
Other assets	119	9,404	1,522	17,352	361	846	—
Total Assets	1,707,571,358	1,269,236,410	143,209,057	1,224,156,840	810,299,606	1,840,195,778	297,718,140

Liabilities
Dividends payable	—	37	—	—	—	—	26
Payable for return of collateral for securities on loan	16,213,515	26,284,618	—	—	60,655,957	5,746,787	—
Deferred foreign capital gains tax	—	—	—	—	—	17,922,162	—
Payable for capital shares redeemed	2,225,130	1,924,380	12,125	1,514,026	685,503	2,345,211	354,781
Payable for investments purchased	2,113,660	195,557	—	—	—	—	—
Payable to Investment Adviser	862,930	674,085	87,273	698,592	400,389	1,277,809	110,373
Payable to other affiliates	236,158	169,462	30,854	208,959	187,856	218,374	58,037
Payable to Trustees	16,071	16,071	16,071	16,071	16,071	16,071	16,071
Payable for professional services	58,184	38,828	26,873	39,882	36,152	52,365	40,012
Payable for reports to shareholders	32,220	25,634	10,201	60,968	18,116	42,010	13,505
Payable for transfer agent services	287,413	209,895	27,986	224,434	123,282	169,711	53,094
Payable for variation margin on futures contracts	—	—	—	—	—	—	2,141
Other accrued expenses and liabilities	15,092	16,152	4,314	16,312	12,486	29,675	11,301
Total Liabilities	22,060,373	29,554,719	215,697	2,779,244	62,135,812	27,820,175	659,341
Net Assets	$1,685,510,985	$1,239,681,691	$142,993,360	$1,221,377,596	$748,163,794	$1,812,375,603	$297,058,799
Net assets consist of:
Paid-in capital	1,724,289,097	595,888,102	90,616,800	976,538,569	550,317,639	2,290,566,847	379,571,494
Distributable earnings (deficit)	(38,778,112)	643,793,589	52,376,560	244,839,027	197,846,155	(478,191,244)	(82,512,695)
Net Assets	$1,685,510,985	$1,239,681,691	$142,993,360	$1,221,377,596	$748,163,794	$1,812,375,603	$297,058,799
*Includes market value of securities on loan of:	$15,779,178	$25,998,191	$—	$—	$57,538,179	$5,376,186	$—
†Cost of foreign currency:	$—	$—	$—	$—	$368,743	$9,161,591	$181
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$126,335,025	$61,133,159	$62,121,902	$219,299,968	$478,008,702	$8,793,797	$119,409,657
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,260,486	866,288	1,383,030	6,401,602	18,029,155	610,844	37,293,265
Net asset value price per share*	$10.30	$70.57	$44.92	$34.26	$26.51	$14.40	$3.20
Maximum sales charge - Class A shares	3.25%	5.00%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.65	$74.28	$47.28	$36.06	$27.91	$15.16	$3.31

Pricing of Class C Shares
Net assets applicable to Class C shares	$33,652,531	$6,249,402	$1,421,886	$12,141,348	$3,980,038	$4,884,065	$10,263,763
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,327,291	99,480	32,321	362,374	147,981	353,165	3,190,087
Net asset value and offering price per share**	$10.11	$62.82	$43.99	$33.51	$26.90	$13.83	$3.22

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$1,475,515,543	$1,152,118,225	$32,617,233	$591,920,575	$229,588,112	$466,489,234	$75,046,703
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	142,645,616	16,072,913	676,405	16,072,228	8,248,968	31,961,577	23,513,587
Net asset value, offering price and redemption price per share	$10.34	$71.68	$48.22	$36.83	$27.83	$14.60	$3.19

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$50,007,886	$20,180,905	$46,832,339	$216,936,903	$36,586,942	$773,951,254	$92,338,676
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,836,147	279,949	945,037	5,772,507	1,313,425	52,664,596	28,949,264
Net asset value, offering price and redemption price per share	$10.34	$72.09	$49.56	$37.58	$27.86	$14.70	$3.19

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$181,078,802	$—	$558,257,253	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	4,796,064	—	37,957,688	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$37.76	$—	$14.71	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations For the Year Ended March 31, 2025
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Investment Income
Dividends*	$9,893,939	$16,237,411	$1,161,039	$7,581,679	$18,454,480	$28,540,318	$711,174
Interest**	72,055,973	—	—	—	—	1,182	13,031,414
Income from securities loaned	76,525	452,886	240	1,755	105,711	242,383	4,738
Total Investment Income	82,026,437	16,690,297	1,161,279	7,583,434	18,560,191	28,783,883	13,747,326
Expenses
Investment advisory fees	8,188,234	8,016,628	1,185,358	9,339,760	4,418,366	19,504,387	1,369,916
Administration fees	2,062,561	1,725,314	211,991	1,791,812	911,968	2,799,886	336,856
Compliance fees and expenses	4,198	4,198	4,198	4,198	4,198	4,198	4,198
Custody fees	59,492	9,949	7,429	16,812	60,617	353,577	39,273
Professional fees	91,677	63,492	29,874	68,145	67,031	122,969	54,361
Transfer Agent fees, Class A	114,629	48,666	52,271	233,152	303,176	10,339	115,018
Transfer Agent fees, Class C	24,609	7,346	1,619	10,363	2,723	9,536	11,879
Transfer Agent fees, Class Y	1,147,022	818,968	37,708	733,878	182,237	524,748	57,452
Transfer Agent fees, Institutional Class	18,090	7,283	20,451	149,590	3,089	430,607	34,596
Transfer Agent fees, Class R6	—	—	—	918	—	1,115	—
Registration fees, Class A	23,925	13,543	16,075	16,082	25,368	13,531	20,489
Registration fees, Class C	20,523	10,923	9,567	11,640	11,200	11,404	13,171
Registration fees, Class Y	64,731	32,865	14,279	37,757	30,401	29,341	17,973
Registration fees, Institutional Class	17,842	12,261	14,226	26,206	12,412	26,860	17,088
Registration fees, Class R6	—	—	—	17,844	—	17,653	—
Reports to Shareholders, Class A	21,787	7,343	7,096	18,846	20,914	5,957	16,360
Reports to Shareholders, Class C	5,713	4,786	4,575	5,162	5,234	5,463	5,595
Reports to Shareholders, Class Y	70,308	46,510	6,481	101,663	17,198	86,305	10,858
Reports to Shareholders, Institutional Class	6,022	4,683	4,508	25,641	8,560	22,818	8,113
Reports to Shareholders, Class R6	—	—	—	9,666	—	29,858	—
Distribution and shareholder servicing expenses, Class A	305,167	153,680	167,032	607,607	1,147,738	25,032	310,791
Distribution and shareholder servicing expenses, Class C	340,181	83,150	14,310	136,507	27,785	54,454	133,138
Trustee fees	33,916	33,916	33,916	33,916	33,916	33,916	33,916
Other expenses	109,760	329,910	74,740	261,334	137,440	104,769	80,154
Total Expenses	12,730,387	11,435,414	1,917,704	13,658,499	7,431,571	24,228,723	2,691,195
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(88,527)	(26,331)	(192,393)	(382,900)	(126,572)	(355,672)	(407,488)
Fees recouped by the Adviser(A)	108,424	—	—	—	—	—	—
Net Expenses	12,750,284	11,409,083	1,725,311	13,275,599	7,304,999	23,873,051	2,283,707
Net Investment Income (Loss)	69,276,153	5,281,214	(564,032)	(5,692,165)	11,255,192	4,910,832	11,463,619
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(4,881,896)	46,198,294	19,151,411	135,881,707	30,466,707	91,552,761	(6,243,896)
Net realized gains on futures contracts	—	—	—	—	—	—	90,392
Net realized gains (losses) on swap agreements	(2,720)	—	—	—	—	—	2,500
Net realized losses on foreign currency transactions	—	—	—	—	(161,923)	(743,357)	—
Net change in unrealized appreciation (depreciation) on investments†	8,423,114	36,010,447	(12,842,263)	(188,564,987)	32,970,326	(51,317,790)	8,010,666
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—	—	495,665
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	53,364	153,878	—
Net Realized and Unrealized Gains (Losses) on Investments	3,538,498	82,208,741	6,309,148	(52,683,280)	63,328,474	39,645,492	2,355,327
Change in Net Assets Resulting from Operations	$72,814,651	$87,489,955	$5,745,116	$(58,375,445)	$74,583,666	$44,556,324	$13,818,946
*Net of foreign tax withholding of:	$28,927	$137,256	$11,506	$36,506	$2,172,969	$2,882,173	$—
**Net of foreign tax withholding of:	$—	$—	$—	$—	$—	$—	$4,282

Statements of Operations (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
†Includes increase in deferred foreign capital gain tax of:	$—	$—	$—	$—	$—	$3,668,913	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $3,989,745 for the Sands Capital Emerging Markets Growth Fund.
(C)	Net realized gains on investments includes the realized gains of $55,380,882, $10,795,082 and $34,477,098 for the Focused Fund, the Growth Opportunities Fund and the Mid Cap Growth Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Flexible Income Fund		Touchstone Focused Fund		Touchstone Growth Opportunities Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Operations
Net investment income (loss)	$69,276,153	$40,698,794	$5,281,214	$7,489,157	$(564,032)	$(302,264)
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	(4,884,616)	(16,617,180)	46,198,294	35,926,453	19,151,411	21,610,874
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	8,423,114	57,366,243	36,010,447	197,704,595	(12,842,263)	26,002,201
Change in Net Assets from Operations	72,814,651	81,447,857	87,489,955	241,120,205	5,745,116	47,310,811

Distributions to Shareholders:
Distributed earnings, Class A	(5,026,762)	(4,137,305)	(537,972)	(446,731)	(4,144,616)	(1,509,033)
Distributed earnings, Class C	(1,172,389)	(940,859)	(41,222)	(106,011)	(92,097)	(29,300)
Distributed earnings, Class Y	(58,654,489)	(32,863,832)	(13,162,966)	(13,465,711)	(2,322,996)	(761,849)
Distributed earnings, Institutional Class	(2,134,629)	(1,445,551)	(245,274)	(283,013)	(2,949,415)	(1,124,914)
Distributed earnings, Class R6	—	—	—	—	—	—
Return of capital, Class A	—	—	—	—	—	—
Return of capital, Class C	—	—	—	—	—	—
Return of capital, Class Y	—	—	—	—	—	—
Return of capital, Institutional Class	—	—	—	—	—	—
Total Distributions	(66,988,269)	(39,387,547)	(13,987,434)	(14,301,466)	(9,509,124)	(3,425,096)
Change in Net Assets from Share Transactions(A)	319,442,499	479,886,886	(88,085,023)	(31,331,505)	886,648	(24,248,680)

Total Increase (Decrease) in Net Assets	325,268,881	521,947,196	(14,582,502)	195,487,234	(2,877,360)	19,637,035

Net Assets
Beginning of period	1,360,242,104	838,294,908	1,254,264,193	1,058,776,959	145,870,720	126,233,685
End of period	$1,685,510,985	$1,360,242,104	$1,239,681,691	$1,254,264,193	$142,993,360	$145,870,720
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Mid Cap Growth Fund		Touchstone Non-US Equity Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Fund
For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024

$(5,692,165)	$(1,330,927)	$11,255,192	$10,162,258	$4,910,832	$6,738,245	$11,463,619	$10,303,281
135,881,707	103,091,447	30,304,784	16,155,493	90,809,404	26,290,886	(6,151,004)	(8,958,522)
(188,564,987)	198,622,703	33,023,690	78,802,828	(51,163,912)	131,601,825	8,506,331	15,964,931
(58,375,445)	300,383,223	74,583,666	105,120,579	44,556,324	164,630,956	13,818,946	17,309,690

(7,250,235)	—	(15,267,231)	(6,342,428)	—	—	(5,434,455)	(6,288,278)
(400,530)	—	(73,142)	(820)	—	—	(478,603)	(789,144)
(17,945,134)	—	(6,071,452)	(1,973,352)	(557,129)	—	(2,991,900)	(2,743,491)
(6,737,097)	—	(1,180,182)	(367,046)	(1,551,125)	—	(2,520,632)	(43,670)
(5,201,640)	—	—	—	(1,428,804)	—	—	—
—	—	—	—	—	—	(242,880)	—
—	—	—	—	—	—	(21,390)	—
—	—	—	—	—	—	(133,716)	—
—	—	—	—	—	—	(112,654)	—
(37,534,636)	—	(22,592,007)	(8,683,646)	(3,537,058)	—	(11,936,230)	(9,864,583)
(98,008,921)	9,136,172	52,334,928	19,602,801	(427,444,086)	(227,985,806)	91,562,594	(25,867,887)

(193,919,002)	309,519,395	104,326,587	116,039,734	(386,424,820)	(63,354,850)	93,445,310	(18,422,780)

1,415,296,598	1,105,777,203	643,837,207	527,797,473	2,198,800,423	2,262,155,273	203,613,489	222,036,269
$1,221,377,596	$1,415,296,598	$748,163,794	$643,837,207	$1,812,375,603	$2,198,800,423	$297,058,799	$203,613,489

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Flexible Income Fund				Touchstone Focused Fund
	For the Year Ended March 31, 2025		For the Year Ended March 31, 2024		For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	3,418,709	$35,311,020	3,685,110	$36,685,887	130,040	$9,221,994	173,736	$10,422,183
Reinvestment of distributions	400,367	4,124,767	331,903	3,312,388	6,084	455,696	6,067	372,052
Cost of Shares redeemed	(3,167,929)	(32,709,954)	(2,950,737)	(29,498,723)	(130,721)	(9,222,445)	(155,214)	(9,368,790)
Change from Class A Share Transactions	651,147	6,725,833	1,066,276	10,499,552	5,403	455,245	24,589	1,425,445
Class C
Proceeds from Shares issued	884,014	9,004,081	1,039,736	10,191,502	11,731	742,688	40,824	2,246,240
Reinvestment of distributions	112,584	1,138,656	90,895	891,537	583	39,414	1,861	102,324
Cost of Shares redeemed	(1,002,022)	(10,163,462)	(906,233)	(8,857,678)	(86,392)	(5,452,106)	(131,171)	(7,081,066)
Change from Class C Share Transactions	(5,424)	(20,725)	224,398	2,225,361	(74,078)	(4,670,004)	(88,486)	(4,732,502)
Class Y
Proceeds from Shares issued	63,198,119	654,982,797	65,104,615	655,191,649	272,278	19,706,200	860,257	52,146,651
Reinvestment of distributions	5,409,013	55,958,770	3,097,306	31,102,942	167,225	12,659,651	207,020	12,975,041
Cost of Shares redeemed	(39,357,026)	(407,308,342)	(22,315,300)	(223,291,038)	(1,625,249)	(116,462,295)	(1,420,571)	(87,053,105)
Change from Class Y Share Transactions	29,250,106	303,633,225	45,886,621	463,003,553	(1,185,746)	(84,096,444)	(353,294)	(21,931,413)
Institutional Class
Proceeds from Shares issued	2,204,280	22,857,511	1,995,666	20,209,141	1,313,020	94,763,512	992,320	61,345,397
Reinvestment of distributions	123,326	1,274,862	82,649	826,656	2,967	225,929	4,454	280,845
Cost of Shares redeemed	(1,447,569)	(15,028,207)	(1,706,026)	(16,877,377)	(1,314,034)	(94,763,261)	(1,097,050)	(67,719,277)
Change from Institutional Class Share Transactions	880,037	9,104,166	372,289	4,158,420	1,953	226,180	(100,276)	(6,093,035)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	30,775,866	$319,442,499	47,549,584	$479,886,886	(1,252,468)	$(88,085,023)	(517,467)	$(31,331,505)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Growth Opportunities Fund				Touchstone Mid Cap Growth Fund
For the Year Ended March 31, 2025		For the Year Ended March 31, 2024		For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

74,607	$3,621,938	79,310	$2,998,419	375,952	$13,848,884	469,716	$15,315,459
75,754	3,970,280	36,317	1,449,776	162,502	6,526,070	—	—
(150,566)	(7,398,688)	(173,480)	(6,744,840)	(1,068,218)	(39,142,818)	(1,579,373)	(48,566,667)
(205)	193,530	(57,853)	(2,296,645)	(529,764)	(18,767,864)	(1,109,657)	(33,251,208)

11,086	530,233	6,403	252,291	63,918	2,333,761	59,663	1,851,798
1,777	91,411	740	29,234	9,976	392,772	—	—
(9,332)	(440,444)	(22,929)	(796,555)	(126,893)	(4,473,047)	(117,039)	(3,629,018)
3,531	181,200	(15,786)	(515,030)	(52,999)	(1,746,514)	(57,376)	(1,777,220)

146,534	7,657,347	176,570	7,200,632	3,502,271	137,631,319	4,628,928	156,030,803
40,566	2,280,626	17,580	748,020	401,301	17,312,129	—	—
(190,680)	(10,303,051)	(261,757)	(11,111,243)	(5,841,077)	(226,765,894)	(4,241,564)	(143,403,590)
(3,580)	(365,078)	(67,607)	(3,162,591)	(1,937,505)	(71,822,446)	387,364	12,627,213

660,620	35,369,916	693,074	29,648,877	4,059,359	161,637,963	5,635,046	190,352,647
51,049	2,948,579	23,621	1,030,446	143,862	6,331,348	—	—
(706,316)	(37,441,499)	(1,149,085)	(48,953,737)	(4,998,728)	(200,427,332)	(5,676,406)	(193,610,142)
5,353	876,996	(432,390)	(18,274,414)	(795,507)	(32,458,021)	(41,360)	(3,257,495)

—	—	—	—	1,824,349	73,104,445	2,415,786	83,396,515
—	—	—	—	80,276	3,548,210	—	—
—	—	—	—	(1,241,814)	(49,866,731)	(1,430,811)	(48,601,633)
—	—	—	—	662,811	26,785,924	984,975	34,794,882
5,099	$886,648	(573,636)	$(24,248,680)	(2,652,964)	$(98,008,921)	163,946	$9,136,172

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Non-US Equity Fund				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Year Ended March 31, 2025		For the Year Ended March 31, 2024		For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	697,370	$18,072,746	383,086	$8,513,146	227,557	$3,310,777	293,741	$3,946,356
Reinvestment of distributions	575,049	14,573,454	259,307	6,054,810	—	—	—	—
Cost of Shares redeemed	(1,774,384)	(45,610,780)	(1,670,642)	(36,900,183)	(355,382)	(5,160,827)	(779,591)	(10,535,774)
Change from Class A Share Transactions	(501,965)	(12,964,580)	(1,028,249)	(22,332,227)	(127,825)	(1,850,050)	(485,850)	(6,589,418)
Class C
Proceeds from Shares issued	71,626	1,888,040	11,330	260,295	45,596	646,324	30,496	400,122
Reinvestment of distributions	2,734	70,624	33	772	—	—	—	—
Cost of Shares redeemed	(34,658)	(896,939)	(72,646)	(1,639,787)	(105,137)	(1,487,049)	(94,818)	(1,236,271)
Change from Class C Share Transactions	39,702	1,061,725	(61,283)	(1,378,720)	(59,541)	(840,725)	(64,322)	(836,149)
Class Y
Proceeds from Shares issued	4,404,817	120,866,545	2,135,855	51,880,155	6,421,387	94,796,923	11,733,615	159,156,401
Reinvestment of distributions	214,538	5,698,057	74,858	1,830,274	34,568	496,739	—	—
Cost of Shares redeemed	(2,570,721)	(70,325,558)	(1,052,386)	(24,331,142)	(14,784,465)	(219,689,314)	(17,267,923)	(233,531,426)
Change from Class Y Share Transactions	2,048,634	56,239,044	1,158,327	29,379,287	(8,328,510)	(124,395,652)	(5,534,308)	(74,375,025)
Institutional Class
Proceeds from Shares issued	308,751	8,333,615	1,845,534	41,432,236	7,627,342	114,211,713	10,444,878	141,759,560
Reinvestment of distributions	31,681	848,075	5,895	144,254	102,262	1,478,705	—	—
Cost of Shares redeemed	(43,902)	(1,182,951)	(1,202,648)	(27,642,029)	(17,827,255)	(266,063,471)	(17,044,463)	(231,590,150)
Change from Institutional Class Share Transactions	296,530	7,998,739	648,781	13,934,461	(10,097,651)	(150,373,053)	(6,599,585)	(89,830,590)
Class R6
Proceeds from Shares issued	—	—	—	—	5,584,834	83,351,571	16,187,004	218,840,360
Reinvestment of distributions	—	—	—	—	30,385	439,680	—	—
Cost of Shares redeemed	—	—	—	—	(15,806,250)	(233,775,857)	(19,891,842)	(275,194,984)
Change from Class R6 Share Transactions	—	—	—	—	(10,191,031)	(149,984,606)	(3,704,838)	(56,354,624)
Change from Share Transactions	1,882,901	$52,334,928	717,576	$19,602,801	(28,804,558)	$(427,444,086)	(16,388,903)	$(227,985,806)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Fund
For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
Shares	Dollars	Shares	Dollars

2,354,722	$7,465,808	2,582,531	$7,750,325
1,487,245	4,720,621	1,745,023	5,255,874
(7,558,221)	(23,974,711)	(9,111,170)	(27,450,305)
(3,716,254)	(11,788,282)	(4,783,616)	(14,444,106)

261,263	840,663	171,516	514,730
135,270	430,747	218,600	661,394
(2,569,155)	(8,188,574)	(3,102,241)	(9,349,329)
(2,172,622)	(6,917,164)	(2,712,125)	(8,173,205)

10,263,332	32,804,902	3,287,946	9,998,065
779,199	2,468,503	644,322	1,935,683
(5,776,082)	(18,287,354)	(5,396,495)	(16,197,381)
5,266,449	16,986,051	(1,464,227)	(4,263,633)

47,629,003	154,231,231	338,984	1,000,000
824,559	2,633,183	14,529	43,670
(19,920,879)	(63,582,425)	(10,215)	(30,613)
28,532,683	93,281,989	343,298	1,013,057

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
27,910,256	$91,562,594	(8,616,670)	$(25,867,887)

Financial Highlights
Touchstone Flexible Income Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$10.05	$0.41	$1.16	$1.57	$(0.41)	$ (0.10)	$(0.51)	$11.11	15.72%	$121,317	1.04%	1.09%	3.79%	103%
03/31/22	11.11	0.34	(0.52)	(0.18)	(0.36)	—	(0.36)	10.57	(1.76)	113,880	1.09	1.11	3.05	61
03/31/23	10.57	0.34	(0.60)	(0.26)	(0.32)	(0.12)	(0.44)	9.87	(2.39)	104,050	1.06	1.11	3.39	52
03/31/24	9.87	0.37	0.37	0.74	(0.36)	—	(0.36)	10.25	7.69	119,032	1.04	1.09	3.81	47
03/31/25	10.25	0.44(3)	0.03	0.47	(0.42)	—	(0.42)	10.30	4.71	126,335	1.04	1.07	4.29	52
Class C
03/31/21	$9.90	$0.32	$1.15	$1.47	$(0.33)	$ (0.10)	$(0.43)	$10.94	14.89%	$44,389	1.79%	1.85%	3.04%	103%
03/31/22	10.94	0.25	(0.51)	(0.26)	(0.28)	—	(0.28)	10.40	(2.52)	37,087	1.84	1.87	2.30	61
03/31/23	10.40	0.26	(0.60)	(0.34)	(0.24)	(0.12)	(0.36)	9.70	(3.16)	30,158	1.81	1.88	2.64	52
03/31/24	9.70	0.30	0.36	0.66	(0.29)	—	(0.29)	10.07	6.93	33,569	1.79	1.84	3.06	47
03/31/25	10.07	0.36(3)	0.03	0.39	(0.35)	—	(0.35)	10.11	3.92	33,653	1.79	1.84	3.54	52
Class Y
03/31/21	$10.08	$0.44	$1.17	$1.61	$(0.44)	$ (0.10)	$(0.54)	$11.15	16.07%	$587,810	0.79%	0.83%	4.04%	103%
03/31/22	11.15	0.36	(0.53)	(0.17)	(0.38)	—	(0.38)	10.60	(1.61)	661,266	0.84	0.85	3.30	61
03/31/23	10.60	0.36	(0.60)	(0.24)	(0.34)	(0.12)	(0.46)	9.90	(2.14)	668,604	0.81	0.85	3.64	52
03/31/24	9.90	0.39	0.39	0.78	(0.39)	—	(0.39)	10.29	8.04	1,166,943	0.79	0.80	4.06	47
03/31/25	10.29	0.47(3)	0.03	0.50	(0.45)	—	(0.45)	10.34	4.95	1,475,516	0.79(4)	0.78	4.54	52
Institutional Class
03/31/21	$10.08	$0.45	$1.16	$1.61	$(0.45)	$ (0.10)	$(0.55)	$11.14	16.19%	$36,136	0.69%	0.84%	4.14%	103%
03/31/22	11.14	0.37	(0.52)	(0.15)	(0.39)	—	(0.39)	10.60	(1.45)	34,177	0.74	0.84	3.40	61
03/31/23	10.60	0.37	(0.60)	(0.23)	(0.35)	(0.12)	(0.47)	9.90	(2.04)	35,484	0.71	0.83	3.74	52
03/31/24	9.90	0.41	0.38	0.79	(0.40)	—	(0.40)	10.29	8.15	40,698	0.69	0.80	4.16	47
03/31/25	10.29	0.48(3)	0.03	0.51	(0.46)	—	(0.46)	10.34	5.05	50,008	0.69	0.77	4.64	52
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.02%, 0.05% and 0.01% for the years ended March 31, 2023, 2022 and 2020, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Net expenses include amounts recouped by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$36.45	$(0.02)	$24.92	$24.90	$—	$ (2.92)	$(2.92)	$58.43	69.38%	$48,419	1.22%	1.22%	(0.05)%	18%(4)
03/31/22	58.43	(0.10)	5.72	5.62	(0.03)	(3.64)	(3.67)	60.38	9.38	53,028	1.15	1.15	(0.17)	14(4)
03/31/23	60.38	0.09	(4.14)	(4.05)	—	(1.62)	(1.62)	54.71	(6.52)	45,751	1.17	1.17	0.16	5(4)
03/31/24	54.71	0.23	12.23	12.46	—	(0.53)	(0.53)	66.64	22.85	57,366	1.18	1.18	0.38	5(4)
03/31/25	66.64	0.10	4.45	4.55	(0.25)	(0.37)	(0.62)	70.57	6.77	61,133	1.16	1.16	0.14	5(4)
Class C
03/31/21	$34.06	$(0.36)	$23.19	$22.83	$—	$ (2.92)	$(2.92)	$53.97	68.10%	$25,241	1.96%	1.96%	(0.79)%	18%(4)
03/31/22	53.97	(0.53)	5.30	4.77	—	(3.64)	(3.64)	55.10	8.58	20,147	1.91	1.91	(0.92)	14(4)
03/31/23	55.10	(0.30)	(3.81)	(4.11)	—	(1.62)	(1.62)	49.37	(7.26)	12,937	1.96	1.96	(0.62)	5(4)
03/31/24	49.37	(0.22)	10.99	10.77	—	(0.53)	(0.53)	59.61	21.90	10,346	1.96	2.02	(0.40)	5(4)
03/31/25	59.61	(0.39)	3.97	3.58	—	(0.37)	(0.37)	62.82	5.97	6,249	1.92	2.07	(0.62)	5(4)
Class Y
03/31/21	$36.82	$0.13	$25.21	$25.34	$(0.14)	$ (2.92)	$(3.06)	$59.10	69.89%	$1,058,713	0.91%	0.91%	0.27%	18%(4)
03/31/22	59.10	0.08	5.80	5.88	(0.12)	(3.64)	(3.76)	61.22	9.71	1,108,883	0.86	0.86	0.12	14(4)
03/31/23	61.22	0.25	(4.21)	(3.96)	(0.06)	(1.62)	(1.68)	55.58	(6.26)	978,944	0.88	0.88	0.45	5(4)
03/31/24	55.58	0.41	12.45	12.86	(0.25)	(0.53)	(0.78)	67.66	23.24	1,167,637	0.88	0.88	0.68	5(4)
03/31/25	67.66	0.31	4.52	4.83	(0.44)	(0.37)	(0.81)	71.68	7.08	1,152,118	0.87	0.87	0.43	5(4)
Institutional Class
03/31/21	$36.98	$0.16	$25.33	$25.49	$(0.17)	$ (2.92)	$(3.09)	$59.38	70.00%	$15,323	0.85%	0.94%	0.32%	18%(4)
03/31/22	59.38	0.09	5.84	5.93	(0.13)	(3.64)	(3.77)	61.54	9.75	18,825	0.84	0.88	0.15	14(4)
03/31/23	61.54	0.27	(4.22)	(3.95)	(0.07)	(1.62)	(1.69)	55.90	(6.21)	21,145	0.84	0.91	0.50	5(4)
03/31/24	55.90	0.44	12.50	12.94	(0.27)	(0.53)	(0.80)	68.04	23.27	18,915	0.84	0.95	0.72	5(4)
03/31/25	68.04	0.33	4.55	4.88	(0.46)	(0.37)	(0.83)	72.09	7.12	20,181	0.84	0.91	0.46	5(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01% and 0.02% for the years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$27.94	$(0.20)	$17.44	$17.24	$—	$ (4.11)	$(4.11)	$41.07	62.56%	$56,877	1.24%	1.34%	(0.55)%	65%
03/31/22	41.07	(0.21)(3)	4.97	4.76	—	(7.19)	(7.19)	38.64	10.48	61,006	1.25	1.31	(0.48)	47(4)
03/31/23	38.64	(0.09)(3)	(4.39)	(4.48)	—(5)	(0.69)	(0.69)	33.47	(11.34)	48,229	1.26	1.37	(0.27)	55(4)
03/31/24	33.47	(0.15)(3)	13.85	13.70	—	(1.08)	(1.08)	46.09	41.43	63,755	1.27	1.39	(0.40)	53(4)
03/31/25	46.09	(0.26)(3)	2.21	1.95	—	(3.12)	(3.12)	44.92	3.26	62,122	1.26	1.34	(0.52)	68(4)
Class C
03/31/21^	$31.58	$(1.15)	$20.17	$19.02	$—	$ (6.13)	$(6.13)	$44.47	61.29%	$1,853	1.99%	2.70%	(1.30)%	65%
03/31/22^	44.47	(0.57)(3)	5.57	5.00	—	(10.72)	(10.72)	38.75	9.64	1,769	2.00	2.64	(1.23)	47(4)
03/31/23^	38.75	(0.26)(3)	(4.48)	(4.74)	—	(0.69)	(0.69)	33.32	(11.99)	1,485	2.01	2.86	(1.02)	55(4)
03/31/24	33.32	(0.44)(3)	13.73	13.29	—	(1.08)	(1.08)	45.53	40.37	1,311	2.02	3.35	(1.15)	53(4)
03/31/25	45.53	(0.62)(3)	2.20	1.58	—	(3.12)	(3.12)	43.99	2.48	1,422	2.01	3.08	(1.27)	68(4)
Class Y
03/31/21	$29.11	$(0.12)	$18.20	$18.08	$—	$ (4.11)	$(4.11)	$43.08	62.93%	$30,742	0.99%	1.13%	(0.30)%	65%
03/31/22	43.08	(0.11)(3)	5.19	5.08	—	(7.19)	(7.19)	40.97	10.75	25,851	1.00	1.10	(0.23)	47(4)
03/31/23	40.97	(0.01)(3)	(4.65)	(4.66)	(0.07)	(0.69)	(0.76)	35.55	(11.13)	26,581	1.01	1.15	(0.02)	55(4)
03/31/24	35.55	(0.06)(3)	14.76	14.70	—	(1.08)	(1.08)	49.17	41.82	33,435	1.02	1.18	(0.15)	53(4)
03/31/25	49.17	(0.14)(3)	2.31	2.17	—	(3.12)	(3.12)	48.22	3.51	32,617	1.01	1.13	(0.27)	68(4)
Institutional Class
03/31/21	$29.58	$(0.06)	$18.49	$18.43	$—	$ (4.11)	$(4.11)	$43.90	63.13%	$71,461	0.89%	1.03%	(0.20)%	65%
03/31/22	43.90	(0.06)(3)	5.27	5.21	—	(7.19)	(7.19)	41.92	10.84	73,624	0.90	1.02	(0.13)	47(4)
03/31/23	41.92	0.03(3)	(4.76)	(4.73)	(0.10)	(0.69)	(0.79)	36.40	(11.02)	49,939	0.91	1.06	0.08	55(4)
03/31/24	36.40	(0.02)(3)	15.11	15.09	—(5)	(1.08)	(1.08)	50.41	41.93	47,369	0.92	1.08	(0.05)	53(4)
03/31/25	50.41	(0.09)(3)	2.36	2.27	—	(3.12)	(3.12)	49.56	3.62	46,832	0.91	1.05	(0.17)	68(4)
^	Updated to reflect the effect of a 1 for 0.670946 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.03%, 0.02% and 0.01% for the years ended March 31, 2025, 2024, 2023, and 2022, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$24.89	$(0.28)	$15.64	$15.36	$ (2.54)	$(2.54)	$37.71	61.98%	$322,432	1.23%	1.23%	(0.75)%	65%(3)
03/31/22	37.71	(0.26)(4)	3.44	3.18	(6.37)	(6.37)	34.52	7.43	299,763	1.21	1.21	(0.65)	60(3)
03/31/23	34.52	(0.09)(4)	(4.56)	(4.65)	(0.73)	(0.73)	29.14	(13.36)	234,325	1.26	1.26	(0.31)	56(3)
03/31/24	29.14	(0.10)(4)	7.90	7.80	—	—	36.94	26.77	256,076	1.24	1.24	(0.33)	58(3)
03/31/25	36.94	(0.24)(4)	(1.31)	(1.55)	(1.13)	(1.13)	34.26	(4.65)	219,300	1.22	1.22	(0.65)	79(3)
Class C
03/31/21^	$31.19	$(1.67)	$20.46	$18.79	$ (5.44)	$(5.44)	$44.54	60.65%	$18,939	2.07%	2.07%	(1.59)%	65%(3)
03/31/22^	44.54	(0.64)(4)	4.39	3.75	(13.65)	(13.65)	34.64	6.53	17,918	2.04	2.04	(1.48)	60(3)
03/31/23^	34.64	(0.20)(4)	(4.71)	(4.91)	(0.73)	(0.73)	29.00	(14.07)	13,709	2.10	2.10	(1.15)	56(3)
03/31/24	29.00	(0.36)(4)	7.82	7.46	—	—	36.46	25.73	15,144	2.07	2.07	(1.17)	58(3)
03/31/25	36.46	(0.54)(4)	(1.28)	(1.82)	(1.13)	(1.13)	33.51	(5.47)	12,141	2.06	2.06	(1.49)	79(3)
Class Y
03/31/21	$26.04	$(0.18)	$16.36	$16.18	$ (2.54)	$(2.54)	$39.68	62.40%	$641,218	0.99%	0.99%	(0.52)%	65%(3)
03/31/22	39.68	(0.18)(4)	3.59	3.41	(6.37)	(6.37)	36.72	7.65	657,182	0.99	0.99	(0.43)	60(3)
03/31/23	36.72	(0.02)(4)	(4.84)	(4.86)	(0.73)	(0.73)	31.13	(13.15)	548,507	1.03	1.03	(0.07)	56(3)
03/31/24	31.13	(0.03)(4)	8.45	8.42	—	—	39.55	27.09	712,307	1.01	1.01	(0.10)	58(3)
03/31/25	39.55	(0.17)(4)	(1.42)	(1.59)	(1.13)	(1.13)	36.83	(4.45)	591,921	0.99	1.00	(0.42)	79(3)
Institutional Class
03/31/21	$26.32	$(0.20)	$16.58	$16.38	$ (2.54)	$(2.54)	$40.16	62.50%	$381,463	0.91%	0.92%	(0.44)%	65%(3)
03/31/22	40.16	(0.14)(4)	3.64	3.50	(6.37)	(6.37)	37.29	7.79	229,028	0.88	0.91	(0.32)	60(3)
03/31/23	37.29	0.02(4)	(4.92)	(4.90)	(0.73)	(0.73)	31.66	(13.03)	209,280	0.88	0.96	0.07	56(3)
03/31/24	31.66	0.01(4)	8.62	8.63	—	—	40.29	27.26	264,631	0.87	0.95	0.04	58(3)
03/31/25	40.29	(0.12)(4)	(1.46)	(1.58)	(1.13)	(1.13)	37.58	(4.34)	216,937	0.87	0.94	(0.31)	79(3)
Class R6
03/31/21	$26.32	$(0.11)	$16.51	$16.40	$ (2.54)	$(2.54)	$40.18	62.58%	$4,603	0.85%	1.47%	(0.37)%	65%(3)
03/31/22	40.18	(0.09)(4)	3.63	3.54	(6.37)	(6.37)	37.35	7.89	111,561	0.79	0.88	(0.23)	60(3)
03/31/23	37.35	0.05(4)	(4.92)	(4.87)	(0.73)	(0.73)	31.75	(12.93)	99,956	0.79	0.91	0.16	56(3)
03/31/24	31.75	0.04(4)	8.65	8.69	—	—	40.44	27.37	167,139	0.78	0.90	0.13	58(3)
03/31/25	40.44	(0.09)(4)	(1.46)	(1.55)	(1.13)	(1.13)	37.76	(4.25)	181,079	0.78	0.87	(0.22)	79(3)
^	Updated to reflect the effect of a 1 for 0.466797 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.02%, 0.02% and 0.01% for the years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Non-US Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$16.84	$0.14(3)	$9.26	$9.40	$(0.08)	$ —	$(0.08)	$26.16	55.86%	$496,574	1.12%	1.12%	0.63%	62%
03/31/22	26.16	0.18	(0.27)	(0.09)	(0.23)	(2.78)	(3.01)	23.06	(0.98)	457,750	1.09	1.09	0.74	32
03/31/23	23.06	0.29	(1.19)	(0.90)	(0.26)	(1.12)	(1.38)	20.78	(3.50)	406,506	1.18	1.18	1.45	110(4)
03/31/24	20.78	0.38(3)	3.75	4.13	(0.34)	—	(0.34)	24.57	19.97	455,288	1.16	1.15	1.74	16(4)
03/31/25	24.57	0.41(3)	2.40	2.81	(0.38)	(0.49)	(0.87)	26.51	11.59	478,009	1.15	1.15	1.58	22
Class C
03/31/21^	$17.42	$(0.05)(3)	$9.56	$9.51	$—	$ —	$—	$26.93	54.55%	$7,782	1.99%	2.14%	(0.24)%	62%
03/31/22^	26.93	(0.04)	(0.25)	(0.29)	(0.05)	(3.47)	(3.52)	23.13	(1.85)	5,565	1.99	2.10	(0.16)	32
03/31/23^	23.13	0.19	(1.25)	(1.06)	—	(1.12)	(1.12)	20.95	(4.26)	3,553	1.99	2.29	0.64	110(4)
03/31/24	20.95	0.21(3)	3.78	3.99	(0.01)	—	(0.01)	24.93	19.03	2,699	1.95	2.51	0.95	16(4)
03/31/25	24.93	0.21(3)	2.44	2.65	(0.19)	(0.49)	(0.68)	26.90	10.76	3,980	1.93	2.52	0.80	22
Class Y
03/31/21	$17.48	$0.20(3)	$9.62	$9.82	$(0.14)	$ —	$(0.14)	$27.16	56.22%	$182,806	0.90%	0.93%	0.85%	62%
03/31/22	27.16	0.25	(0.28)	(0.03)	(0.28)	(2.78)	(3.06)	24.07	(0.74)	155,664	0.90	0.90	0.93	32
03/31/23	24.07	0.42	(1.31)	(0.89)	(0.30)	(1.12)	(1.42)	21.76	(3.27)	109,722	0.92	0.95	1.71	110(4)
03/31/24	21.76	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.75	20.28	159,646	0.90	0.94	2.00	16(4)
03/31/25	25.75	0.49(3)	2.52	3.01	(0.44)	(0.49)	(0.93)	27.83	11.89	229,588	0.90	0.96	1.83	22
Institutional Class
03/31/21	$17.50	$0.19(3)	$9.64	$9.83	$(0.13)	$ —	$(0.13)	$27.20	56.21%	$13,271	0.89%	0.97%	0.86%	62%
03/31/22	27.20	0.29	(0.32)	(0.03)	(0.28)	(2.78)	(3.06)	24.11	(0.74)	9,747	0.89	0.94	0.94	32
03/31/23	24.11	0.24	(1.14)	(0.90)	(0.31)	(1.12)	(1.43)	21.78	(3.31)	8,018	0.91	1.01	1.72	110(4)
03/31/24	21.78	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.77	20.27	26,204	0.89	0.92	2.01	16(4)
03/31/25	25.77	0.50(3)	2.53	3.03	(0.45)	(0.49)	(0.94)	27.86	11.94	36,587	0.87	0.90	1.86	22
^	Updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02% for the year ended March 31, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$11.36	$(0.13)	$10.02	$9.89	$—	$—	$21.25	87.06%	$20,369	1.60%	1.77%	(1.22)%	27%
03/31/22	21.25	(0.21)	(5.07)	(5.28)	(0.32)	(0.32)	15.65	(25.16)	19,694	1.60	1.60	(1.03)	28(2)
03/31/23	15.65	(0.07)(3)	(2.35)	(2.42)	—	—	13.23	(15.35)	16,203	1.60	1.65	(0.50)	30(2)
03/31/24	13.23	(0.01)(3)	0.97	0.96	—	—	14.19	7.18	10,483	1.60	1.70	(0.07)	17
03/31/25	14.19	(0.02)(3)	0.23	0.21	—	—	14.40	1.48	8,794	1.52	1.65	(0.14)	21
Class C
03/31/21	$11.26	$(0.14)	$9.79	$9.65	$—	$—	$20.91	85.70%	$9,637	2.35%	2.82%	(1.97)%	27%
03/31/22	20.91	(0.35)	(4.99)	(5.34)	(0.20)	(0.20)	15.37	(25.69)	9,107	2.35	2.46	(1.78)	28(2)
03/31/23	15.37	(0.16)(3)	(2.31)	(2.47)	—	—	12.90	(16.07)	6,154	2.35	2.56	(1.25)	30(2)
03/31/24	12.90	(0.11)(3)	0.94	0.83	—	—	13.73	6.43	5,667	2.35	2.68	(0.82)	17
03/31/25	13.73	(0.12)(3)	0.22	0.10	—	—	13.83	0.73	4,884	2.24	2.58	(0.86)	21
Class Y
03/31/21	$11.38	$(0.11)	$10.09	$9.98	$—	$—	$21.36	87.71%	$1,460,473	1.26%	1.26%	(0.88)%	27%
03/31/22	21.36	(0.17)	(5.08)	(5.25)	(0.37)	(0.37)	15.74	(24.89)	1,186,957	1.29	1.29	(0.71)	28(2)
03/31/23	15.74	(0.03)(3)	(2.36)	(2.39)	—	—	13.35	(15.13)	611,637	1.29	1.29	(0.19)	30(2)
03/31/24	13.35	0.03(3)	0.98	1.01	—	—	14.36	7.57	578,614	1.28	1.28	0.25	17
03/31/25	14.36	0.02(3)	0.24	0.26	(0.02)	(0.02)	14.60	1.79	466,489	1.22	1.22	0.16	21
Institutional Class
03/31/21	$11.43	$(0.11)	$10.15	$10.04	$—	$—	$21.47	87.79%	$2,867,373	1.21%(4)	1.20%	(0.83)%	27%
03/31/22	21.47	(0.29)	(4.97)	(5.26)	(0.38)	(0.38)	15.83	(24.81)	1,252,461	1.20	1.20	(0.62)	28(2)
03/31/23	15.83	(0.02)(3)	(2.38)	(2.40)	—	—	13.43	(15.11)	931,523	1.23	1.23	(0.13)	30(2)
03/31/24	13.43	0.04(3)	0.99	1.03	—	—	14.46	7.67	907,364	1.23	1.23	0.30	17
03/31/25	14.46	0.04(3)	0.23	0.27	(0.03)	(0.03)	14.70	1.85	773,951	1.13	1.15	0.25	21
Class R6
03/31/22(5)	$22.37	$0.15	$(6.31)	$(6.16)	$(0.38)	$(0.38)	$15.83	(27.85)%(6)	$1,109,805	1.17%(7)	1.17%(7)	(0.59)%(7)	28%(2)
03/31/23	15.83	(0.01)(3)	(2.39)	(2.40)	—(8)	—(8)	13.43	(15.03)	696,638	1.18	1.18	(0.08)	30(2)
03/31/24	13.43	0.05(3)	0.99	1.04	—	—	14.47	7.66	696,672	1.18	1.18	0.35	17
03/31/25	14.47	0.04(3)	0.23	0.27	(0.03)	(0.03)	14.71	1.90	558,257	1.09	1.11	0.29	21
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Net expenses include amounts recouped by the Adviser.
(5)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$3.15	$0.10	$0.33	$0.43	$(0.11)	$—	$(0.11)	$3.47	13.87%	$173,600	1.10%	1.37%	2.91%	111%
03/31/22	3.47	0.08	(0.19)	(0.11)	(0.09)	—	(0.09)	3.27	(3.22)	177,574	1.03	1.14	2.38	155(3)
03/31/23	3.27	0.12	(0.24)	(0.12)	(0.12)	(0.01)	(0.13)	3.02	(3.44)	138,096	1.00	1.12	4.01	78
03/31/24	3.02	0.15	0.11	0.26	(0.15)	—	(0.15)	3.13	8.77	128,461	1.00	1.16	5.01	113
03/31/25	3.13	0.14	0.08	0.22	(0.14)	(0.01)	(0.15)	3.20	7.05	119,410	1.00	1.13	4.47	144
Class C
03/31/21	$3.16	$0.08	$0.33	$0.41	$(0.09)	$—	$(0.09)	$3.48	13.11%	$39,402	1.78%	2.05%	2.26%	111%
03/31/22	3.48	0.06	(0.20)	(0.14)	(0.06)	—	(0.06)	3.28	(4.03)	42,046	1.74	1.88	1.62	155(3)
03/31/23	3.28	0.10	(0.24)	(0.14)	(0.11)	—(4)	(0.11)	3.03	(4.12)	24,451	1.71	1.90	3.30	78
03/31/24	3.03	0.13	0.11	0.24	(0.12)	—	(0.12)	3.15	8.29	16,873	1.71	1.97	4.30	113
03/31/25	3.15	0.11	0.07	0.18	(0.11)	(0.01)	(0.12)	3.22	6.23	10,264	1.71	1.99	3.76	144
Class Y
03/31/21	$3.15	$0.10	$0.33	$0.43	$(0.12)	$—	$(0.12)	$3.46	13.77%	$140,047	0.90%	1.17%	3.08%	111%
03/31/22(5)	3.46	0.09	(0.19)	(0.10)	(0.10)	—	(0.10)	3.26	(2.97)	106,650	0.79	0.91	2.62	155(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	3.01	(3.19)	59,269	0.75	0.87	4.26	78
03/31/24	3.01	0.16	0.10	0.26	(0.15)	—	(0.15)	3.12	9.07	56,982	0.75	0.91	5.26	113
03/31/25	3.12	0.14	0.07	0.21	(0.14)	(0.01)	(0.15)	3.19	7.34	75,047	0.75	0.90	4.72	144
Institutional Class
03/31/22(6)	$3.50	$0.06	$(0.23)	$(0.17)	$(0.07)	$—	$(0.07)	$3.26	(4.94)%(7)	$263	0.65%(8)	3.91%(8)	2.56%(8)	155%(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.14)	(0.01)	(0.15)	3.00	(3.35)	220	0.65	3.89	4.36	78
03/31/24	3.00	0.16	0.11	0.27	(0.16)	—	(0.16)	3.11	9.20	1,297	0.65	1.67	5.36	113
03/31/25	3.11	0.15	0.09	0.24	(0.15)	(0.01)	(0.16)	3.19	7.80	92,339	0.65	0.88	4.82	144
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Less than $0.005 per share.
(5)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Fund.
(6)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2025
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Growth Opportunities Fund ("Growth Opportunities Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Non-US Equity Fund (formerly Touchstone Non-US ESG Equity Fund) ("Non-US Equity Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Fund (formerly Touchstone Strategic Income Opportunities Fund) ("Strategic Income Fund”)
Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Non-US Equity Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Fund held Level 3 categorized securities during the year ended March 31, 2025. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment

Notes to Financial Statements (Continued)
company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
Options — The Flexible Income Fund and Strategic Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write and purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
Futures Contracts — The Flexible Income Fund and the Strategic Income Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Flexible Income Fund and Strategic Income Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Notes to Financial Statements (Continued)
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances.

Notes to Financial Statements (Continued)
Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2025, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts(1)	$2,650,000	$—
Strategic Income Fund	Futures Contracts - Interest Rate Contracts(2)	337,114	—
(1)	Statements of Assets and Liabilities Location: Investments, at market value.
(2)	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended March 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts(1)	$1	$660,831
	Swap Agreements - Credit Contracts(2)	(2,720)	—
Strategic Income Fund	Futures - Interest Rate Contracts(3)	90,392	495,665
	Swap Agreements - Credit Contracts(2)	2,500	—
(1)	Statements of Operations Location: Net realized gains (losses) on investments.
(2)	Statements of Operations Location: Net realized gains (losses) on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
(3)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
For the year ended March 31, 2025, the average quarterly balances of outstanding derivative financial instruments for the Funds were as follows:
	Flexible Income Fund	Strategic Income Fund
Equity Contracts:
Purchased Options - Cost	$397,834	$—
Credit Default Swaps (buy protection) - Notional value	—(1)	—(1)
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	—	60,899,976
Futures Contracts (short) - Notional Value	—	3,271,850
(1)	The balance at each quarter end was zero.

Notes to Financial Statements (Continued)
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Flexible Income Fund	Corporate Bonds	$15,774,794	$16,209,050	$434,256
	Exchange-Traded Funds	4,384	4,465	81
Total Flexible Income Fund		15,779,178	16,213,515	434,337
Focused Fund	Common Stocks	25,998,191	26,284,618	286,427
Non-US Equity Fund	Common Stocks	57,538,179	60,655,957	3,117,778
Sands Capital Emerging Markets Growth Fund	Common Stocks	5,376,186	5,746,787	370,601
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, Institutional Class and Class R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’

Notes to Financial Statements (Continued)
policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone ETF Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.

Notes to Financial Statements (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended March 31, 2025:
	Flexible Income Fund	Focused Fund(1)	Growth Opportunities Fund(1)	Mid Cap Growth Fund(1)	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Fund
Purchases of investment securities	$888,676,289	$92,449,298	$110,347,439	$1,032,139,236	$169,456,739	$416,869,396	$147,362,104
Proceeds from sales and maturities	$689,297,775	$66,007,148	$102,964,723	$1,062,922,576	$144,436,227	$832,078,466	$88,956,492
(1)	The Focused Fund, the Growth Opportunities Fund and the Mid Cap Growth Fund had redemption-in-kinds out of the Fund of $78,848,842, $18,721,217 and $97,070,115, respectively, which are excluded from the proceeds from sales and maturities.
For the year ended March 31, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $186,482,772 and $12,173,041, respectively, for the Flexible Income Fund and $304,537,187 and $257,342,862, respectively, for the Strategic Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the year ended March 31, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $237,412 for the Funds’ Board for the year ended March 31, 2025.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund(1)	0.74% on the first $500 million 0.69% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Non-US Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund(2)	1.00% on the first $200 million 0.85% on the next $2.8 billion 0.80% on such assets in excess of $3 billion

Notes to Financial Statements (Continued)
Strategic Income Fund	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million
(1)	Prior to January 1, 2025, the Fund paid 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $200 million, 0.60% on such assets over $1.2 billion.
(2)	Prior to September 30, 2024, the Fund paid 1.00% on all assets.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.(1)	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund(2)
Strategic Income Fund	Mid Cap Growth Fund
Rockefeller & Co., LLC
Non-US Equity Fund
(1)	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
(2)	Effective May 9, 2025, Los Angeles Capital Management LLC was appointed as sub-adviser to the Fund. See Note 9 in the Notes to Financial Statements.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2025
Focused Fund(1)	1.20%	1.89%	0.95%	0.83%	—	July 29, 2025
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—	July 29, 2025
Mid Cap Growth Fund(2)	1.39%	1.99%	0.97%	0.86%	0.77%	January 29, 2026
Non-US Equity Fund(3)	1.17%	1.92%	0.90%	0.86%	—	March 29, 2026
Sands Capital Emerging Markets Growth Fund(4)	1.43%	2.13%	1.21%	1.04%	1.00%	September 30, 2025
Strategic Income Fund	1.00%	1.71%	0.75%	0.65%	—	July 29, 2025
(1)	Prior to July 29, 2024, the expense limitation for Class C was 1.95%.
(2)	Prior to January 1, 2025, the expense limitations for Class C and Y shares were 2.14% and 1.14%, respectively.
(3)	Prior to March 1, 2025, the expense limitation for Institutional Class shares was 0.87%. Prior to July 29, 2024, the expense limitation for Class C and Institutional Class shares was 1.95% and 0.89%, respectively.
(4)	Prior to September 30, 2024, the expense limitations for Classes A, C, Y, Institutional Class and R6 shares were 1.60%, 2.35%, 1.35%, 1.25% and 1.19%, respectively.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the year ended March 31, 2025, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Flexible Income Fund	$—	$—	$88,527	$88,527
Focused Fund	—	—	26,331	26,331
Growth Opportunities Fund	—	36,020	156,373	192,393
Mid Cap Growth Fund	—	145,175	237,725	382,900
Non-US Equity Fund	—	—	126,572	126,572

Notes to Financial Statements (Continued)
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Sands Capital Emerging Markets Growth Fund	$—	$75,377	$280,295	$355,672
Strategic Income Fund	—	60,930	346,558	407,488
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of March 31, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2026	Expires on or before March 31, 2027	Expires on or before March 31, 2028	Total
Flexible Income Fund	$274,015	$142,721	$39,977	$456,713
Focused Fund	11,518	21,771	14,078	47,367
Growth Opportunities Fund	114,846	130,445	123,087	368,378
Mid Cap Growth Fund	293,346	313,884	382,900	990,130
Non-US Equity Fund	45,205	55,902	110,203	211,310
Sands Capital Emerging Markets Growth Fund	—	—	324,181	324,181
Strategic Income Fund	101,355	97,252	207,011	405,618
During the year ended March 31, 2025, the Adviser recouped previously waived fees or reimbursed expenses from Flexible Income Fund of $108,424.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services

Notes to Financial Statements (Continued)
provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the year ended March 31, 2025:
Fund	Amount
Flexible Income Fund	$ 7,312
Focused Fund	11,985
Growth Opportunities Fund	5,921
Mid Cap Growth Fund	24,017
Non-US Equity Fund	8,321
Sands Capital Emerging Markets Growth Fund	720
Strategic Income Fund	1,699
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the year ended March 31, 2025:
Fund	Class A	Class C
Flexible Income Fund	$ 2,150	$ 1,227
Sands Capital Emerging Markets Growth Fund	—	39
Strategic Income Fund	21	143
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended March 31, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Continued)
During the year ended March 31, 2025, the following Funds utilized ReFlow. The number of shares ReFlow subscribed to and dollar amount of redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Focused Fund	1,214,325	$ 78,848,842
Growth Opportunities Fund	408,545	18,721,217
Mid Cap Growth Fund	2,911,306	97,070,115
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended March 31, 2025, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Flexible Income Fund	$ 5,611	5.17%	$ 294
Sands Capital Emerging Markets Growth Fund	$ 20,491	5.53%	$ 1,182
(1)	Included in Interest in the Statements of Operations.
During the year ended March 31, 2025, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Flexible Income Fund	$ 82,692	5.49%	$ 4,620
Sands Capital Emerging Markets Growth Fund	$ 17,074	4.91%	$ 853
Strategic Income Fund	$ 203,597	5.38%	$ 11,180
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended March 31, 2025 and March 31, 2024 were as follows:
	Flexible Income Fund		Focused Fund		Growth Opportunities Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
From ordinary income	$66,988,269	$39,387,547	$7,553,567	$4,415,457	$3,816,252	$4,218
From long-term capital gains	—	—	6,433,867	9,886,009	5,692,872	3,420,878
Total distributions	$66,988,269	$39,387,547	$13,987,434	$14,301,466	$9,509,124	$3,425,096

Notes to Financial Statements (Continued)
	Mid Cap Growth Fund		Non-US Equity Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
From ordinary income	$7,270,800	$—	$10,213,053	$8,683,646	$3,537,058	$—
From long-term capital gains	30,263,836	—	12,378,954	—	—	—
Total distributions	$37,534,636	$—	$22,592,007	$8,683,646	$3,537,058	$—
	Strategic Income Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024
From ordinary income	$11,425,590	$9,864,583
From return of capital	510,640	—
Total distributions	$11,936,230	$9,864,583
The following information is computed on a tax basis for each item as of March 31, 2025:
	Flexible Income Fund	Focused Fund	Growth Opportunities Fund
Tax cost of portfolio investments	$1,692,298,413	$619,693,834	$90,810,734
Gross unrealized appreciation on investments	18,839,606	659,507,553	55,955,402
Gross unrealized depreciation on investments	(37,902,303)	(11,812,369)	(3,578,841)
Net unrealized appreciation (depreciation) on investments	(19,062,697)	647,695,184	52,376,561
Gross unrealized depreciation on foreign currency transactions	—	(1)	(1)
Net unrealized appreciation (depreciation) on foreign currency transactions	—	(1)	(1)
Capital loss carryforwards	(23,882,059)	(9,182,588)	—
Undistributed ordinary income	4,185,639	5,281,031	—
Other temporary differences	(18,995)	(37)	—
Accumulated earnings (deficit)	$(38,778,112)	$643,793,589	$52,376,560
	Mid Cap Growth Fund	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Fund
Tax cost of portfolio investments	$1,017,315,902	$621,764,657	$1,459,615,934	$296,589,849
Gross unrealized appreciation on investments	293,083,629	222,592,949	579,227,140	4,278,341
Gross unrealized depreciation on investments	(87,296,878)	(41,763,506)	(216,408,268)	(6,910,250)
Net unrealized appreciation (depreciation) on investments	205,786,751	180,829,443	362,818,872	(2,631,909)
Gross unrealized appreciation on foreign currency transactions	—	1,710	144,784	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	(4,833)	(17,927,243)	(11)
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	(3,123)	(17,782,459)	(11)
Capital loss carryforwards	—	—	(841,966,025)	(79,166,834)
Undistributed ordinary income	6,277,331	4,533,969	18,738,368	—
Undistributed capital gains	32,774,945	12,485,866	—	—
Other temporary differences	—	—	—	(713,941)
Accumulated earnings (deficit)	$244,839,027	$197,846,155	$(478,191,244)	$(82,512,695)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, callable bonds, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP and investments in passive foreign investment company (“PFIC”) adjustments.
As of March 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Flexible Income Fund	$ 4,482,451	$ 19,399,608	$ 23,882,059

Notes to Financial Statements (Continued)
Fund	No Expiration Short Term	No Expiration Long Term	Total
Focused Fund	$—	$9,182,588	$9,182,588
Sands Capital Emerging Markets Growth Fund	486,867,356	355,098,669	841,966,025
Strategic Income Fund*	6,744,232	72,422,602	79,166,834
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended March 31, 2025, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Mid Cap Growth Fund	$ 5,194,964
Non-US Equity Fund	3,138,486
Sands Capital Emerging Markets Growth Fund	72,941,039
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2025, the Funds did not elect to defer any losses.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of in-kind distributions for shareholder redemptions, and deemed distributions on shareholder redemptions  have been made to the following Funds for the year ended March 31, 2025:
Fund	Paid-In Capital	Distributable Earnings
Focused Fund	$ 55,380,882	$ (55,380,882)
Growth Opportunities Fund	12,570,347	(12,570,347)
Mid Cap Growth Fund	44,445,015	(44,445,015)
Non-US Equity Fund	1,989,723	(1,989,723)
Strategic Income Fund	(60,732)	60,732
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as

Notes to Financial Statements (Continued)
those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
At a meeting of the Board of the Trust held on February 13, 2025 (“Board Meeting”), the Adviser proposed, and the Board approved, the following changes to the Touchstone Growth Opportunities Fund, which took effect on May 9, 2025: a name change to the Touchstone Dynamic Large Cap Growth Fund, the appointment of Los Angeles Capital Management LLC as sub-adviser to

Notes to Financial Statements (Continued)
the Fund, the adoption of an 80% investment policy and certain other changes to the Fund's principal investment strategies (together, the “Updates”). The Updates did not require shareholder approval.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Touchstone Flexible Income Fund, Touchstone Focused Fund, Touchstone Growth Opportunities Fund, Touchstone Mid Cap Growth Fund, Touchstone Non-US Equity Fund (formerly Touchstone Non-US ESG Equity Fund), Touchstone Sands Capital Emerging Markets Growth Fund and Touchstone Strategic Income Fund (formerly Touchstone Strategic Income Opportunities Fund) and the Board of Trustees of Touchstone Strategic Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Flexible Income Fund, Touchstone Focused Fund, Touchstone Growth Opportunities Fund, Touchstone Mid Cap Growth Fund, Touchstone Non-US Equity Fund (formerly Touchstone Non-US ESG Equity Fund), Touchstone Sands Capital Emerging Markets Growth Fund and Touchstone Strategic Income Fund (formerly Touchstone Strategic Income Opportunities Fund) (collectively referred to as the “Funds”) (seven of the funds constituting Touchstone Strategic Trust (the “Trust”)), including the portfolios of investments, as of March 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting Touchstone Strategic Trust) at March 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the Touchstone Strategic Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US Equity Fund
Touchstone Sands Capital Emerging
Markets Growth Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Touchstone Strategic Income Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the three years in the period ended March 31, 2025
The financial highlights for each of the two years in the period ended March 31, 2022 for the Touchstone Strategic Income  Fund were audited by other auditors whose reports dated May 23, 2022 and May 27, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and

Report of Independent Registered Public Accounting Firm (Continued)
others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
May 23, 2025

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Flexible Income Fund	2.82%
Focused Fund	100.00%
Growth Opportunities Fund	40.94%
Mid Cap Growth Fund	46.83%
Non-US Equity Fund	100.00%
Sands Capital Emerging Markets Growth Fund	66.44%
Strategic Income Fund	2.07%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended March 31, 2025 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Flexible Income Fund	2.13%
Focused Fund	100.00%
Growth Opportunities Fund	37.83%
Mid Cap Growth Fund	44.69%
Sands Capital Emerging Markets Growth Fund	1.02%
Strategic Income Fund	2.07%
For the fiscal year ended March 31, 2025, the Funds designated long-term capital gains as follows:
Focused Fund	$ 6,433,867
Growth Opportunities Fund	$ 7,352,748
Mid Cap Growth Fund	$ 75,196,475
Non-US Equity Fund	$ 26,854,543
Foreign Tax Income & Foreign Tax Credit
Each of the Non-US Equity Fund and Sands Capital Emerging Markets Growth Fund intend to pass through a foreign tax credit to its shareholders. For the fiscal year ended March 31, 2025, the total amount of foreign source income is $19,993,450 or $0.72 per share and $28,044,210 or $0.23 per share, respectively. The total amount of foreign taxes to be paid is $1,658,112 or $0.06 per share and $6,515,744 or $0.05 per share, respectively. Shareholder's allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 21, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory

Other Items (Unaudited) (Continued)
Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders.  The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.  Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.  The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services.  The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the Sub-Adviser that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund(s).  The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser to one of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.  The information considered by the Board included operating profit margin information for the Adviser’s business as a whole.  The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit all of the Funds’ net operating expenses.  The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds.  The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board considered that the Funds’ distributor, an affiliate of the Adviser, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Other Items (Unaudited) (Continued)
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month, and thirty-six-month periods ended September 30, 2024, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses for all of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Flexible Income Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-month period ended September 30, 2024, in the 4th quintile of its peer group for the twelve-month period ended September 30, 2024, and in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2024.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Focused Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2024, in the 5th quintile of its peer group for the twelve-month period ended September 30, 2024 and in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2024.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Growth Opportunities Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each  above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2024, in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2024 and in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2024.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Mid Cap Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-month period ended September 30, 2024, in the 4th quintile of its peer group for the twelve-month period ended September 30, 2024 and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2024.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Non-US Equity Fund (formerly, Touchstone Non-US ESG Equity Fund). The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2024.  Based upon their review, the Trustees concluded that the overall performance of the

Other Items (Unaudited) (Continued)
Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Sands Capital Emerging Markets Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2024, in the 4th quintile of its peer group for the twelve-month period ended September 30, 2024 and in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2024.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Strategic Income Fund (formerly, Touchstone Strategic Income Opportunities Fund).  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were both below the median, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2024.    Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale.  The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses.  The Board took into account management’s discussion of the Funds’ advisory fee structure.  The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase.  The Board noted that the advisory fee schedule for each Fund contains breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.    The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.  The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others:  (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered.  Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year.  The Board noted the affiliation of one of the Sub-Advisers with the Adviser, noting any potential conflicts of interest.  The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies.  The Board considered each Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale.  The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds.  In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in

Other Items (Unaudited) (Continued)
addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length.  As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance.  The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund.  The Board also compared the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts.  The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length.  The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Flexible Income Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Focused Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  The Board noted that the Fund's Sub-Adviser was currently waiving a portion of the Fund’s fees. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Growth Opportunities Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Growth Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Non-US Equity Fund (formerly, Touchstone Non-US ESG Equity Fund).  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Sands Capital Emerging Markets Growth Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Strategic Income Fund (formerly, Touchstone Strategic Income Opportunities Fund).  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month, and thirty-six-month periods ended September 30, 2024, as applicable, and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser.  The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion.  In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others:  (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-AR-NCSR-2503

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	May 30, 2025

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 30, 2025